NUVEEN EXCHANGE-TRADED FUNDS

SEPTEMBER 30, 1997

ANNUAL REPORT

DEPENDABLE, TAX-FREE INCOME TO HELP YOU KEEP MORE OF WHAT YOU EARN.

NNY

NNP

NQN

NVN

NUN

NNF

New York

Photo image: People sitting on porch.

Build Your Wealth Automatically


Nuveen offers a number of convenient ways to add to your portfolio and earn the tax-free income you need to achieve your financial goals.

NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time.


EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.


HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
                                                (continued on inside back cover)

Ghosted image: People sitting on porch.

Contents

  2   DEAR SHAREHOLDER

  4   ANSWERING YOUR QUESTIONS

  7   NNY PERFORMANCE OVERVIEW

  8   NNP PERFORMANCE OVERVIEW

  9   NQN PERFORMANCE OVERVIEW

 10   NVN PERFORMANCE OVERVIEW

 11   NUN PERFORMANCE OVERVIEW

 12   NNF PERFORMANCE OVERVIEW

13    FINANCIAL SECTION

67    FUND INFORMATION

Photo of: Timothy R. Schwertfeger Chairman of the Board

Wealth takes a lifetime to build. Once achieved, it should be preserved.


Dear Shareholder
It's a pleasure to report to you on the performance of the Nuveen New York exchange-traded funds. Over the past 12 months, the funds have performed well, rewarding investors with dependable tax-free income and attractive returns.

For the fiscal year ended September 30, 1997, the value of the New York funds rose between 6.84% and 10.93%, providing taxable equivalent returns of 10.32% to 14.19% for investors in the 35.5% combined federal and New York state tax bracket. These tax-adjusted returns would be even more attractive for investors in higher tax brackets.

Investors continued to enjoy attractive dividend yields generated by each fund's portfolio of quality bonds. As of September 30, 1997, new shareholders were receiving current market yields that ranged from 5.53% to 5.92%. To match these yields, investors in the combined 35.5% federal and state income tax bracket would have had to earn at least 8.57% on taxable alternatives. The individual performance of each fund is detailed on pages 7-12.

This performance was achieved in an environment of continued economic strength and the lowest unemployment rates in more than two decades, a combination that in the past has been accompanied by an increase in inflation. Current conditions, however, indicate that inflation is under control, with the Consumer Price Index currently running at one of its lowest levels in 30 years. Following this spring's move to tighten short-term interest rates, the Federal Reserve demonstrated its confidence in the economy's path by maintaining the status quo in subsequent months.

So far in 1997, investors have focused their attention on fiscal issues such as the federal budget accord, the reduction in the federal deficit, and tax relief measures, including a capital gains tax cut. Although the markets have experienced volatility, especially in recent weeks, interest rates have generally fallen over the past two quarters, providing a good environment for bond market performance.

A renewed emphasis on diversification and asset allocation--as well as attractive tax-free yields--have sparked increased interest in municipal bonds. The current level and volatility of the stock market remind investors to reallocate profits to other segments of the market in order to limit risk. Nuveen exchange-traded funds provide an excellent alternative, and their current yields make them very attractive.

As part of our commitment to helping prudent investors achieve their investment goals, Nuveen now also offers a variety of other products and services in addition to our range of municipal bond funds. We recently celebrated the successful first year of the Nuveen Growth and Income Stock Fund as well as two new balanced stock and bond funds. We also expanded our private asset management capabilities through the recent acquisition of Rittenhouse Financial Services, a well-respected growth investment manager. We encourage you to discuss with your financial adviser how your portfolio might take advantage of these new Nuveen products and services.

We at Nuveen remain committed to providing you with quality investment solutions that withstand the test of time. We thank you for your confidence in us and our family of investments, and we look forward to reporting to you again in six months.

Sincerely,





TIMOTHY R. SCHWERTFEGER
Chairman of the Board

November 17, 1997

"The funds have performed well, rewarding investors with dependable tax-free income and attractive returns."

Answering Your Questions

Photo of: Ted Neild

Ted Neild, managing director of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected the performance of the New York funds over the past year.

"New York promises to be one of the most exciting areas of the municipal bond market in coming months."


WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE PERFORMANCE OF THE FUNDS OVER THE PAST YEAR?
Over the past 12 months, minimal inflation and a reduction in the federal budget deficit brought lower interest rates and an increase in bond prices. The yield on the 30-year Treasury bond dropped from 6.91% to 6.37%, and the municipal market followed suit, as the yield on the Bond Buyer 40 declined from 5.88% to 5.46% between October 1996 and September 1997.

In the New York market, heavy supply was also a factor in fund performance. While the supply of newly issued bonds increased 17% nationally in the first nine months of 1997, the municipal supply in New York rose 36% over the same period. Typically, such heavy supply would depress bond prices significantly. However, the impact of this dramatic increase was mitigated by the improving economy in both New York City and New York state. Both city and state governments ended their fiscal years with budget surpluses, following higher-than-expected tax revenues from the financial services industry.


HOW HAVE THE FUNDS PERFORMED DURING THIS PERIOD?
As Tim mentioned in his letter to shareholders, total returns for the New York exchange-traded funds ranged from 6.84% to 10.93% for the 12 months ended September 30, 1997. This compares with the one-year total return of 9.60% for the Lehman Brothers New York Tax-Exempt Municipal Bond Index, which represents an unmanaged portfolio of New York municipal bonds. Many of the funds were assembled in a much higher interest rate environment, so a large portion of the bonds in the portfolios are currently valued at substantial premiums. The current strategy has been to keep the bonds in the portfolio, maintaining an attractive yield while limiting capital gains distributions to shareholders. Consequently, these funds will produce higher current income, but with less potential for appreciation in a rising interest rate market.

Duration played an important role in the performance of the funds. The Nuveen New York exchange-traded funds have significantly shorter durations than their peer group average. A shorter duration benefits the funds by cushioning them from price volatility in rising interest rate environments, but potentially limiting gains during market rallies. During the past year, we chose to hold many of the shorter-duration bonds in our portfolios rather than sell them and realize capital gains in order to extend duration. The decision to maintain shorter durations resulted in reduced price volatility and more tax-efficient funds, which we expect will benefit fund shareholders over the full market cycle.


WHY ARE THE DIVIDENDS HIGHER FOR SOME FUNDS?
The New York Value Fund is the only fund covered in this report that does not benefit from a leveraged structure. Leveraged funds issue short-term preferred shares, which is similar to borrowing money at short-term rates and then investing the proceeds into long-term bonds. The difference in rates boosts the dividend for common shareholders. While shareholders in unleveraged funds will not receive as high a level of monthly dividends as those generated by leveraged funds, the fund's share price is less sensitive to interest rate fluctuations than leveraged funds.

WHERE DID YOU FIND VALUE IN THE CURRENT MUNICIPAL BOND MARKET?
Over the past year, we were able to add value to the funds in several ways, including:

o Purchasing FHA-insured hospital bonds. These bonds offer attractive long-term yields with less interest rate risk than 30-year bonds.

o  Taking advantage of temporary price declines of new issues.
   As new bond issues come to market, the increased supply of bonds will sometimes depress prices temporarily. We took advantage of these situations to purchase longer-term bonds at attractive prices.

o Extending call protection without giving up yield. By selling bonds with shorter call protection to retail buyers, we were able to redeploy the assets into the institutional and new offering markets, extending call protection without reducing the funds' dividend yield.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
New York promises to be one of the most exciting areas of the municipal bond market in coming months. In early October, New York City increased its issuance capacity through its new venue, the Transitional Finance Authority. Long Island Power Authority could potentially prove to be an even larger new issuer, bringing to market the largest municipal bond issuance ever if its transaction with the Long Island Lighting Company gains the necessary legal approvals. A continued decline in yields could also cause new supply to come into the market through refunding of current debt. With the high level of taxes in New York--up to 50% in some combined brackets--the allure of tax-exempt municipal bonds will continue to spark demand.


WHAT ARE YOUR KEY STRATEGIES FOR THE COMING YEAR?
We have three key strategies over the next 12 months. We plan to take advantage of supply and demand imbalances as new issues come to market, as well as to find bonds trading in the secondary markets that may be overlooked as attention focuses on the new issues. In addition, we will strive to increase the call protection of the bonds in the portfolios as long as this remains a low-cost option. Finally, while credit spreads are tight, we will take advantage of opportunities to purchase bonds with higher credit quality at yields that are similar to bonds that are rated much lower. We believe that as credit spreads widen, these high-quality issues will increase in value relative to lower-rated bonds. As spreads widen, we will also seek opportunities to increase yield.


ARE THERE ANY SPECIAL SITUATIONS THAT INVESTORS IN THE NEW YORK FUNDS SHOULD UNDERSTAND?
Investors should be aware that fund portfolio turnover will increase as older, generally higher-yielding bonds are called by issuers. In replacing the called bonds, every effort will be made to buy long-term bonds that provide strong total return potential. In addition, we plan to keep a close eye on the utility sector, watching for any potential credit quality realignments among these bonds as the results of deregulation take shape. As always, the effects of the budgeting process in New York bear watching, as the efforts to produce a balanced budget continue.

New York Value Performance Overview
As of September 30, 1997

NNY

Morningstar Rating (1) Graphic: 4 stars
-----------------------------------------------------------

Fund Highlights
-----------------------------------------------------------

Inception Date                                        10/87
-----------------------------------------------------------
Share Price                                        10 11/16
-----------------------------------------------------------
Net Asset Value                                      $10.28
-----------------------------------------------------------
Average Weighted Duration (Years)                      4.98
-----------------------------------------------------------
Average Weighted Maturity (Years)                     21.96
-----------------------------------------------------------
Net Assets ($000)                                  $154,298
-----------------------------------------------------------
Current Market Yield                                  5.67%
-----------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(2)            8.22%
-----------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(2)       8.79%
-----------------------------------------------------------

Annualized Total Return (at NAV)
-----------------------------------------------------------

1-Year                                                6.87%
-----------------------------------------------------------
3-Year                                                6.31%
-----------------------------------------------------------
5-Year                                                5.94%
-----------------------------------------------------------
Since Inception                                       8.28%
-----------------------------------------------------------

Taxable Equivalent Total Return(3)
-----------------------------------------------------------

1-Year                                               10.32%
-----------------------------------------------------------
3-Year                                                9.88%
-----------------------------------------------------------
5-Year                                                9.49%
-----------------------------------------------------------
Since Inception                                      11.93%
-----------------------------------------------------------


1 Overall rating within the municipal bond category for the period ended
  September 30, 1997. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three -, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. NNY earned four stars for each of the three- and five-year periods ended September 30, 1997. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. For the period ending September 30, 1997, 196 municipal bond funds were rated for the three-year period, 118 for the five-year period, and four for the 10-year period.

2 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

3 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS:

Credit Quality
AA  11%
A  6%
BBB/NR  29%
AAA  54%


Diversification
Escrowed Bonds  33%
General Obligation  7%
Housing  15%
Education  9%
Health Care  8%
Lease Rental  5%
Other  5%
Pollution Control  7%
Water & Sewer  11%


LINE CHART
Dividend History
                             Capital Gains

10/96              0.053

11/96              0.053

12/96              0.053      0.0076

1/97               0.053

2/97               0.053

3/97               0.053

4/97               0.053

5/97              0.0505

6/97              0.0505

7/97              0.0505

8/97              0.0505

9/97              0.0505

New York Performance Plus Performance Overview
As of September 30, 1997

NNP

Morningstar Rating(1) Graphic: 4 stars
---------------------------------------------------------

Fund Highlights
---------------------------------------------------------

Inception Date                                      11/89
---------------------------------------------------------
Share Price                                        18 3/4
---------------------------------------------------------
Net Asset Value                                    $16.23
---------------------------------------------------------
Average Weighted Duration (Years)                    3.59
---------------------------------------------------------
Average Weighted Maturity (Years)                   21.18
---------------------------------------------------------
Net Assets ($000)                                $342,320
---------------------------------------------------------
Current Market Yield                                5.92%
---------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(2)          8.58%
---------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(2)     9.18%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                              7.49%
---------------------------------------------------------
3-Year                                              7.85%
---------------------------------------------------------
5-Year                                              7.84%
---------------------------------------------------------
Since Inception                                     9.12%
---------------------------------------------------------

Taxable Equivalent Total Return(3)
---------------------------------------------------------

1-Year                                             11.39%
---------------------------------------------------------
3-Year                                             11.78%
---------------------------------------------------------
5-Year                                             11.78%
---------------------------------------------------------
Since Inception                                    13.07%
---------------------------------------------------------
1 Overall rating within the municipal bond category for the period ended
  September 30, 1997. Morningstar proprietary ratings reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from a fund's three-, five- and 10-year average annual returns in excess of 90-day Treasury bill returns, with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day Treasury bill returns. NNP earned four stars for each of the three- and five-year periods ended September 30, 1997. In an investment category, 10% of funds receive five stars and 22.5% receive four stars. For the period ending September 30, 1997, 196 municipal bond funds were rated for the three-year period, 118 for the five-year period, and four for the 10-year period.

2 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

3 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



PIE CHARTS:

Credit Quality
AA  15%
A  3%
BBB  15%
AAA  67%


Diversification
General Obligation  5%
Other  6%
Water & Sewer  4%
Pollution Control  3%
Housing  23%
Transportation  3%
Education  7%
Escrowed Bonds  49%


LINE CHART

Dividend History
10/96    0.0925
11/96    0.0925
12/96    0.0925
1/97     0.0925
2/97     0.0925
3/97     0.0925
4/97     0.0925
5/97     0.0925
6/97     0.0925
7/97     0.0925
8/97     0.0925
9/97     0.0925

New York Investment Quality Performance Overview
As of September 30, 1997

NQN

Fund Highlights
---------------------------------------------------------

Inception Date                                      11/90
---------------------------------------------------------
Share Price                                        18 1/8
---------------------------------------------------------
Net Asset Value                                    $15.85
---------------------------------------------------------
Average Weighted Duration (Years)                    3.14
---------------------------------------------------------
Average Weighted Maturity (Years)                   22.47
---------------------------------------------------------
Net Assets  ($000)                               $395,569
---------------------------------------------------------
Current Market Yield                                5.89%
---------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)          8.54%
---------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)     9.13%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                              6.84%
---------------------------------------------------------
3-Year                                              7.27%
---------------------------------------------------------
5-Year                                              6.94%
---------------------------------------------------------
Since Inception                                     8.69%
---------------------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------------------

1-Year                                             10.66%
---------------------------------------------------------
3-Year                                             11.04%
---------------------------------------------------------
5-Year                                             10.69%
---------------------------------------------------------
Since Inception                                    12.43%
---------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.
2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.


PIE CHARTS:

Credit Quality
Escrowed  42%
Insured  58%


Diversification
Pollution Control  10%
Health Care  7%
Transportation  8%
Other  4%
Education  5%
General Obligation  7%
Housing  14%
Lease Rental  3%
Escrowed Bonds  42%


LINE CHART

Dividend History
                                  Capital Gains

10/96           0.0875

11/96            0.089

12/96            0.089            0.0241

1/97             0.089

2/97             0.089

3/97             0.089

4/97             0.089

5/97             0.089

6/97             0.089

7/97             0.089

8/97             0.089

9/97             0.089

New York Select Quality Performance Overview
As of September 30, 1997

NVN


Fund Highlights
-----------------------------------------------------------

Inception Date                                         5/91
-----------------------------------------------------------
Share Price                                        16 13/16
-----------------------------------------------------------
Net Asset Value                                      $15.90
-----------------------------------------------------------
Average Weighted Duration (Years)                      3.72
-----------------------------------------------------------
Average Weighted Maturity (Years)                     20.84
-----------------------------------------------------------
Net Assets ($000)                                  $513,293
-----------------------------------------------------------
Current Market Yield                                  5.89%
-----------------------------------------------------------
Taxable Equivalent Yield (Federal Only(1)             8.54%
-----------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)       9.13%
-----------------------------------------------------------

Annualized Total Return (at NAV)
-----------------------------------------------------------

1-Year                                                7.34%
-----------------------------------------------------------
3-Year                                                8.16%
-----------------------------------------------------------
5-Year                                                7.65%
-----------------------------------------------------------
Since Inception                                       8.65%
-----------------------------------------------------------

Taxable Equivalent Total Return(2)
-----------------------------------------------------------

1-Year                                               10.90%
-----------------------------------------------------------
3-Year                                               11.79%
-----------------------------------------------------------
5-Year                                               11.34%
-----------------------------------------------------------
Since Inception                                      12.25%
-----------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



PIE CHARTS

Credit Quality
Escrowed  28%
Insured  72%


Diversification
Pollution Control  6%
Other  10%
Lease Rental  7%
Health Care  3%
Education  14%
Transportation  6%
Housing  14%
Escrowed Bonds  28%
General Obligation  12%


LINE CHART

Dividend History

                           Capital Gains

10/96           0.0825

11/96           0.0825

12/96           0.0825            0.0125

1/97            0.0825

2/97            0.0825

3/97            0.0825

4/97            0.0825

5/97            0.0825

6/97            0.0825

7/97            0.0825

8/97            0.0825

9/97            0.0825

New York Quality Income Performance Overview
As of September 30, 1997

NUN


Fund Highlights
----------------------------------------------------------

Inception Date                                       11/91
----------------------------------------------------------
Share Price                                        16 3/16
----------------------------------------------------------
Net Asset Value                                     $15.66
----------------------------------------------------------
Average Weighted Duration (Years)                     5.08
----------------------------------------------------------
Average Weighted Maturity (Years)                    22.97
----------------------------------------------------------
Net Assets ($000)                                 $539,327
----------------------------------------------------------
Current Market Yield                                 5.78%
----------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)           8.38%
----------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)      8.96%
----------------------------------------------------------

Annualized Total Return (at NAV)
----------------------------------------------------------

1-Year                                               8.80%
----------------------------------------------------------
3-Year                                               9.23%
----------------------------------------------------------
5-Year                                               7.96%
----------------------------------------------------------
Since Inception                                      8.17%
----------------------------------------------------------

Taxable Equivalent Total Return(2)
----------------------------------------------------------

1-Year                                              12.26%
----------------------------------------------------------
3-Year                                              12.76%
----------------------------------------------------------
5-Year                                              11.45%
----------------------------------------------------------
Since Inception                                     11.56%
----------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



PIE CHARTS

Credit Quality
Escrowed  24%
Insured  76%


Diversification
Pollution Control  7%
Utilities  4%
Other  16%
Lease Rental  7%
Water & Sewer  4%
Education  12%
Transportation  9%
Housing  10%
Escrowed Bonds  24%
General Obligation  7%


LINE CHART

Dividend History
                       Capital Gains
10/96        0.078

11/96        0.078

12/96        0.078            0.0291

1/97         0.078

2/97         0.078

3/97         0.078

4/97         0.078

5/97         0.078

6/97         0.078

7/97         0.078

8/97         0.078

9/97         0.078

Insured New York Premium Income Performance Overview
As of September 30, 1997

NNF

Fund Highlights
---------------------------------------------------------

Inception Date                                      12/92
---------------------------------------------------------
Share Price                                        14 7/8
---------------------------------------------------------
Net Asset Value                                    $14.95
---------------------------------------------------------
Average Weighted Duration (Years)                    6.83
---------------------------------------------------------
Average Weighted Maturity (Years)                   21.93
---------------------------------------------------------
Net Assets ($000)                                $187,813
---------------------------------------------------------
Current Market Yield                                5.53%
---------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)          8.01%
---------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)     8.57%
---------------------------------------------------------

Annualized Total Return (at NAV)
---------------------------------------------------------

1-Year                                             10.93%
---------------------------------------------------------
3-Year                                             11.78%
---------------------------------------------------------
Since Inception                                     7.09%
---------------------------------------------------------

Taxable Equivalent Total Return(2)
---------------------------------------------------------

1-Year                                             14.19%
---------------------------------------------------------
3-Year                                             15.15%
---------------------------------------------------------
Since Inception                                    10.27%
---------------------------------------------------------


1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current market yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35.5%.

2 Taxable equivalent total return is based on the annualized total return and a combined federal and state income tax rate of 35.5%. It represents the return on a taxable investment necessary to equal the return of the Nuveen fund on an after-tax basis.



PIE CHARTS

Credit Quality
Escrowed  14%
Insured  86%



Diversification

Pollution Control  6%
Utilities  5%
Other  11%
Water & Sewer  3%
Education  12%
Transportation  8%
Housing  24%
Escrowed Bonds  14%
General Obligation  17%


LINE CHART

Dividend History

10/96                  0.0685

11/96                  0.0685

12/96                  0.0685

1/97                   0.0685

2/97                   0.0685

3/97                   0.0685

4/97                   0.0685

5/97                   0.0685

6/97                   0.0685

7/97                   0.0685

8/97                   0.0685

9/97                   0.0685

Financial Section
     Contents

14    PORTFOLIO OF INVESTMENTS

49    STATEMENT OF NET ASSETS

51    STATEMENT OF OPERATIONS

53    STATEMENT OF CHANGES IN NET ASSETS

55    NOTES TO FINANCIAL STATEMENTS

62    FINANCIAL HIGHLIGHTS

66    INDEPENDENT AUDITOR'S REPORT

Ghosted image: People sitting on porch.

Portfolio of Investments
Nuveen New York Municipal
Value Fund, Inc. (NNY)
  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            EDUCATIONAL FACILITIES - 8.6%

$ 1,000,000 Dormitory Authority of the State of New York, State University Educational Facilities    5/00 at 102  Baa1    $1,090,460
               Revenue Bonds, Series 1990A, 7.400%, 5/15/01

            Dormitory Authority of the State of New York, City University
            System Consolidated Second General Resolution Revenue Bonds,
            Series 1993A:
  1,000,000    5.750%, 7/01/18                                                                      No Opt. Call  Baa1     1,047,110
  1,000,000    6.000%, 7/01/20                                                                      No Opt. Call  Baa1     1,077,960

  9,805,000 Dormitory Authority of the State of New York, City University System Consolidated        7/03 at 100  Baa1     9,088,255
               Revenue Bonds, Series 1993F, 5.000%, 7/01/20

  1,000,000 Town of Brookhaven Industrial Development Agency, 1988 Civic Facility Revenue Bonds,     4/98 at 102     A     1,037,700
               St. Joseph's College, New York Civic Facility, 8.100%, 4/01/08


-----------------------------------------------------------------------------------------------------------------------------------
            ESCROWED BONDS - 32.3%***

  4,000,000 Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds   No Opt. Call   Aaa     4,957,560
               (Suffolk County Issue), Series 1986, 7.375%, 7/01/16

  1,000,000 New York Local Government Assistance Corporation, New York, Series 1991B,                4/01 at 102   Aaa     1,126,190
               7.500%, 4/01/20 (Pre-refunded to 4/01/01)

  1,000,000 New York State Housing Finance Agency, State University Construction Refunding          11/98 at 102   Aaa     1,064,630
               Bonds, 1988 Series A, 8.100%, 11/01/10 (Pre-refunded to 11/01/98)

  4,145,000 New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York        11/00 at 102   Aaa     4,686,586
               City), 1990 Series ARefunding, 8.000%, 11/01/08 (Pre-refunded to 11/01/00)

  5,000,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         2/98 at 102   AAA     5,183,900
               FHA-Insured Mortgage Revenue Bonds, 1987 Series A, 8.300%, 2/15/22
               (Pre-refunded to 2/15/98)

  1,000,000 New York State Medical Care Facilities Finance Agency, Huntington Hospital Project      11/97 at 102   Aaa     1,023,670
               Revenue Bonds, 1987 Series ARefunding, 8.125%, 11/01/14 (Pre-refunded to 11/01/97)

  2,200,000 New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds,       1/01 at 100  Baa1     2,322,144
               Series 1991, 6.000%, 1/01/11 (Pre-refunded to 1/01/01)

            New York State Urban Development Corporation, State Facilities Revenue Bonds,
            Series 1991:
  1,000,000    7.500%, 4/01/11 (Pre-refunded to 4/01/01)                                             4/01 at 102   Aaa     1,126,190
  1,000,000    7.500%, 4/01/20 (Pre-refunded to 4/01/01)                                             4/01 at 102   Aaa     1,126,190

  5,000,000 New York State, Urban Development Corporation, Project Revenue Bonds (Onondaga           1/01 at 102   Aaa     5,655,650
               County Convention Center), Series 1990, 7.875%, 1/01/20 (Pre-refunded to 1/01/01)

  1,000,000 Power Authority of the State of New York, General Purpose Bonds, Series V,               1/98 at 102   AA-     1,030,540
               8.000%, 1/01/17 (Pre-refunded to 1/01/98)

  2,955,000 Town of Babylon Industrial Development Agency (New York), Resources Recovery             7/98 at 103   Aaa     3,144,829
               Revenue Bonds, Series 1985, Ogden Martin System of Babylon, Inc. Project),
               8.500%, 1/01/19 (Pre-refunded to 7/01/98)

  2,500,000 Cattaraugus County, New York, Certificates of Participation (Olean Office Facility       8/98 at 102  BBB-     2,646,900
               Project), Series 1988 A, 8.500%, 8/01/09 (Pre-refunded to 8/01/98)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$ 2,500,000 The City of New York, General Obligation Bonds, Fiscal 1988 Series A,               11/97 at 101 1/2  Aaa     $2,546,775
               8.125%, 11/01/06 (Pre-refunded to 11/01/97)

  2,500,000 The City of New York, General Obligation Bonds, Fiscal 1988 Series A,               11/97 at 101 1/2  Aaa      2,547,550
                8.500%, 11/01/11 (Pre-refunded to 11/01/97)

  1,810,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series D,                8/01 at 101 1/2  Aaa      2,171,023
               9.500%, 8/01/02 (Pre-refunded to 8/01/01)

  1,000,000 New York City, Municipal Water Finance Authority (New York), Water and Sewer         6/01 at 101 1/2   Aaa     1,135,900
               System Revenue Bonds, Fiscal 1991 Series C, 7.750%, 8/15/20 (Pre-refunded to 6/15/01)

  2,600,000 New York City Industrial Development Agency, Civic Facility Revenue Bonds (YMCA of       8/01 at 102   Aaa     2,995,304
               Greater New York Project), 8.000%, 8/01/16 (Pre-refunded to 8/01/01)

  2,000,000 St. Lawrence County Solid Waste Disposal Authority, County of St. Lawrence, New York,    1/98 at 102   N/R     2,065,560
               Solid Waste Disposal Revenue Bonds, Interim Disposal System, Series 1987,
               8.875%, 1/01/08 (Pre-refunded to 1/01/98)

  1,275,000 Triborough Bridge and Tunnel Authority, New York, Mortgage Recording Tax Special     1/98 at 101 1/2   Aaa     1,307,691
               Obligation Bonds, Series 1988A, 8.000%, 1/01/18 (Pre-refunded to 1/01/98)


-----------------------------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION BONDS - 6.5%

  1,000,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities      12/02 at 102   Aaa     1,081,800
               Improvement Revenue Bonds, 1992 Series A, 6.375%, 8/15/17

  1,390,000 The City of New York, General Obligation Bonds, Fiscal, 1996 Series B, 6.750%, 8/15/03  No Opt. Call  Baa1     1,537,715

     25,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C,                8/02 at 101 1/2   Aaa        27,340
                6.300%, 8/01/03
  1,135,000 The City of New York, General Obligation Bonds, Fiscal 1995 Series D, 6.600%, 2/01/04   No Opt. Call  Baa1     1,248,636

  2,890,000 The City of New York, General Obligation Bonds, Fiscal 1996 Series I,                3/06 at 101 1/2  Baa1     2,970,602
                 5.875%, 3/15/18
  1,690,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series D,                8/01 at 101 1/2  Baa1     1,993,068
                  9.500%, 8/01/02
      5,000 The City of New York, General Obligation Bonds, Fiscal 1987 Series C, 7.000%, 2/01/15    2/00 at 100  Baa1         5,090

  1,000,000 City of Niagara Falls, Niagara County, New York, Water Treatment Plant (Serial) Bonds,  No Opt. Call   Aaa     1,227,790
               1994, 7.250%, 11/01/11 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES - 18.2%

  2,000,000 Dormitory Authority of the State of New York, German Masonic Home Corporation, FHA       8/06 at 102    AA     2,104,280
               Insured Mortgage Revenue Bonds, Series 1996, 5.950%, 8/01/26

  3,000,000 Dormitory Authority of the State of New York, Hebrew Home For The Aged at Riverdale,     2/07 at 102    AA     3,211,260
               FHA-Insured Mortgage Nursing Home Revenue Bonds, 6.125%, 2/01/37

    750,000 Dormitory Authority of the State of New York, Champlain Valley Physicians Hospital       7/07 at 102   AAA       713,775
               Medical Center, Insured Revenue Bonds, Series 1997, 5.000%, 7/01/17

  2,250,000 Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin Jewish      2/07 at 102   Aaa     2,276,033
               Geriatric Center of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue
               Bonds, Series 1997, 5.700%, 2/01/37

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            HEALTH CARE FACILITIES - continued

$   470,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     8/03 at 102   AAA      $480,105
               Center FHA-Insured Mortgage Revenue Bonds, 1993 Series A, 5.600%, 8/15/13

  1,030,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home        11/97 at 102    Aa     1,053,906
               Insured Mortgage Revenue Bonds, 1987 Series A, 8.000%, 2/15/27

  4,980,000 New York State Medical Care Facilities Finance Agency, Albany Medical Center Hospital    8/98 at 102   AAA     5,261,470
               Project Revenue Bonds, 1987 Series A, 8.000%, 2/15/28

  1,800,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         8/02 at 102   AAA     1,943,496
               Insured Mortgage Revenue Bonds, 1992 Series C, 6.550%, 8/15/12

  3,160,000 New York State Medical Care Facilities Financing Agency, Hospital and Nursing Home-      8/05 at 102   AAA     3,439,850
               FHA Insured Mortgage Revenue Bonds, 1995 Series B, 6.250%, 2/15/15

  2,015,000 Village of East Rochester Housing Authority, FHA-Insured Mortgage Revenue Bonds          8/07 at 102   Aaa     2,077,707
               (St. John's Meadows Project), Series 1997A, 5.750%, 8/01/37

  1,000,000 City of Geneva Industrial Development Agency (Onterio County, New York), 1991 Civic     11/01 at 102   N/R     1,074,740
               Facility Revenue Bonds (Finger Lakes United Cerebral Palsy, Inc. Civic Facility),
               8.500%, 11/01/16

  1,365,000 Newark-Wayne Community Hospital, Inc., Hospital Revenue Improvement and Refunding        9/03 at 102   N/R     1,411,096
               Bonds, Series 1993A, 7.600%, 9/01/15

  3,000,000 Syracuse Housing Authority (Syracuse, New York), FHA-Insured Mortgage Revenue            2/03 at 102   AAA     3,042,210
               Bonds (Loretto Rest Residential Health Care Facility Project), Series 1997A,
               5.600%, 8/01/17


-----------------------------------------------------------------------------------------------------------------------------------
            HOUSING FACILITIES - 4.4%

    380,000 State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth Series D,              1/98 at 102    Aa       383,439
               8.375%, 10/01/17

  1,500,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series              6/00 at 102   Aa2     1,583,460
               HH-3, 7.950%, 4/01/22 (Alternative Minimum Tax)

  8,205,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV,    10/01 at 19 11/32    Aa     1,226,976
               0.000%, 10/01/23 (Alternative Minimum Tax)

    475,000 New York City Housing Development Corporation, Mortgage Revenue Bonds (South             2/00 at 102    Aa      502,617
               Williamsburg Cooperative), 1990 Series A, 7.900%, 2/01/23 (Alternative Minimum Tax)

  1,415,000 New York City Housing Development Corporation, Mortgage Revenue Bonds (South             9/00 at 102    Aa     1,512,494
               Bronx Cooperatives), 1990 Series A, 8.100%, 9/01/23 (Alternative Minimum Tax)

  1,500,000 New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds       4/03 at 102   AAA     1,593,870
               (FHA Insured Mortgage Loan), 1993 Series A, 6.550%, 10/01/15


-----------------------------------------------------------------------------------------------------------------------------------
            LEASE RENTAL - 4.9%

    250,000 Dormitory Authority of the State of New York, Judicial Facilities Lease            11/97 at 116 7/32  Baa1       291,848
               Revenue Bonds (Suffolk County Issue), Series 1991A, 9.500%, 4/15/14

  1,000,000 Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds   5/03 at 101 1/2  Baa1     1,004,220
               (The City of New York Issue), Series 1993A, 5.700%, 5/15/22

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            LEASE RENTAL - continued

$ 1,000,000 New York State Housing Finance Agency, H. E. L. P.-Suffolk Housing Revenue Bonds,       11/99 at 100   Baa    $1,045,300
               1989 Series A, 8.100%, 11/01/05

    855,000 New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York        11/00 at 102  BBB+       953,872
               City), 1990 Series A Refunding, 8.000%, 11/01/08

  1,000,000 New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds,        9/04 at 102  Baa1     1,084,280
               1994 Series A, 6.375%, 9/15/14

  1,000,000 New York State Urban Development Corporation, State Facilities Revenue Bonds, 1995      No Opt. Call  Baa1     1,062,880
               Refunding Series, 5.750%, 4/01/11

    250,000 Battery Park City Authority, Revenue Refunding Bonds, Series 1993A, Junior Revenue      11/03 at 102     A       256,633
               Refunding Bonds, 5.800%, 11/01/22

  2,000,000 Metropolitan Transportation Authority (New York), Transit Facilities 1987 Service        7/03 at 100   Baa1    1,785,260
               Contract Bonds, Series 7, 4.750%, 7/01/19


-----------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE - 2.0%

  1,000,000 Dormitory Authority of the State of New York, City University Refunding Bonds, 1988A     7/98 at 102  Baa1     1,048,540
               Issue, 8.200%, 7/01/12

  2,000,000 The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A    4/07 at 101   Aaa     2,049,320
               (American Museum of Natural History), 5.650%, 4/01/27


-----------------------------------------------------------------------------------------------------------------------------------
            POLLUTION CONTROL FACILITIES - 6.6%

  1,000,000 New York State Energy Research and Development Authority, Electric Facilities Revenue    1/00 at 101    A1     1,069,050
               Bonds, Series 1991 A (Consolidated Edison Company of New York, Inc. Project),
               7.500%, 1/01/26 (Alternative Minimum Tax)

  4,000,000 New York State Energy Research and Development Authority, Pollution Control Revenue     12/98 at 102    A-     4,263,400
               Bonds (Central Hudson Gas & Electric Corporation Projects), Series C,
               8.375%, 12/01/28 (Alternative Minimum Tax)

  4,500,000 New York State Energy Research and Development Authority, Pollution Control Revenue     12/98 at 102  Baa1     4,781,385
               Bonds, Series C (Rochester Gas and Electric Corporation Project), 8.375%, 12/01/28
               (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION - 2.0%

  1,000,000 New York City Industrial Development Agency, Special Facility Revenue Bonds (1990        1/99 at 102  Baa2     1,054,900
               American Airlines, Inc. Project), 8.000%, 7/01/20 (Alternative Minimum Tax)

  2,000,000 Triborough Bridge and Tunnel Authority (New York), General Purpose Revenue Bonds,        1/98 at 102    Aa     2,062,320
               Series L, 8.125%, 1/01/12


-----------------------------------------------------------------------------------------------------------------------------------
            UTILITIES - 2.3%

  1,000,000 New York State Energy Research and Development Authority, Gas Facilities Revenue         7/03 at 102   Aaa       999,910
               Bonds, Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25
               (Alternative Minimum Tax)

  2,500,000 New York State Energy Research and Development Authority, Gas Facilities Revenue         1/06 at 102   Aaa     2,511,450
               Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.500%, 1/01/21

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            WATER/SEWER FACILITIES - 10.7%

$ 1,425,000 New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds,     6/02 at 102     A    $1,500,938
               Series 1992 (The New Rochelle Water Company Project), 6.400%, 12/01/24
               (Alternative Minimum Tax)

  1,200,000 New York City (New York), Municipal Water Finance Authority, Water and Sewer System      6/04 at 101   Aaa     1,205,122
               Revenue Bonds, Fixed Rate Fiscal, 1994 Series B, 5.500%, 6/15/19

  1,845,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/04 at 101 1/2   Aaa     1,852,435
               Bonds, Fixed Rate Fiscal 1994 Series F, 5.500%, 6/15/23

            New York City Municipal Water Finance Authority, Water and Sewer
            System Revenue Bonds, Fiscal 1997 Series B:
  5,000,000    5.500%, 6/15/27                                                                       6/07 at 101   Aaa     5,011,600
  1,000,000    5.750%, 6/15/29                                                                       6/07 at 101    A2     1,018,310

  5,815,000 Western Nassau County Water Authority, System Revenue Bonds, Series 1995,                5/06 at 102   Aaa     5,930,775
               5.650%, 5/01/26

-----------------------------------------------------------------------------------------------------------------------------------
$151,360,000 Total Investments - (cost $142,369,137) - 98.5%                                                             152,034,840
============-----------------------------------------------------------------------------------------------------------------------
            Temporary Investments in Short-Term Municipal Securities - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
$   400,000 Syracuse Industrial Development Agency, Multi-Modal Interchangeable Rate Civic                      VMIG-1       400,000
===========    Facility, Revenue Bonds (Syracuse University), Variable Rate Demand Bonds,
               3.800%, 3/01/23+
            -----------------------------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities - 1.2%                                                                           1,862,966
            -----------------------------------------------------------------------------------------------------------------------
            Net Assets - 100%                                                                                           $154,297,806
            =======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments
Nuveen New York Performance Plus
Municipal Fund, Inc. (NNP)
  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            EDUCATIONAL FACILITIES - 7.3%

$ 3,055,000 Dormitory Authority of the State of New York, College and University Revenue (Pooled    12/98 at 102   Aaa    $3,247,343
               Capital Program), Series 1985, 7.800%, 12/01/05

  2,360,000 Dormitory Authority of the State of New York, State University Educational Facilities,   5/00 at 100  Baa1     2,212,618
               Revenue Bonds, Series 1989B, 5.000%, 5/15/18

  1,000,000 Dormitory Authority of the State of New York, City University System Consolidated,       7/00 at 100  Baa1       935,560
               Second General Resolution Revenue Bonds, Series 1990C, 5.000%, 7/01/17

  2,500,000 Dormitory Authority of the State of New York, State University Educational Facilities,  No Opt. Call  Baa1     2,658,100
               Revenue Bonds, Series 1993A, 5.875%, 5/15/17

  3,000,000 Dormitory Authority of the State of New York, City University System Consolidated       No Opt. Call   Aaa     3,321,150
               Revenue Bonds, Series 1993B, 6.000%, 7/01/14

            Dormitory Authority of the State of New York, City University
            System Consolidated Revenue Bonds, Series 1993F:
  1,000,000    5.500%, 7/01/12                                                                       7/03 at 102  Baa1     1,009,330
 11,350,000    5.000%, 7/01/20                                                                       7/03 at 100  Baa1    10,520,315

  1,000,000 Dormitory Authority of the State of New York, City University System Consolidated        7/05 at 102   Aaa     1,010,120
               Second General Resolution Revenue Bonds, Series 1995A, 5.375%, 7/01/14


-----------------------------------------------------------------------------------------------------------------------------------
            ESCROWED BONDS - 48.4%***

  3,970,000 Dormitory Authority of the State of New York, United Health Services, Inc., FHA-Insured  2/00 at 102   AAA     4,333,533
               Mortgage Revenue Bonds, Series 1989, 7.350%, 8/01/29 (Pre-refunded to 2/01/00)

 10,000,000 Dormitory Authority of the State of New York, City University System Consolidated        7/00 at 102   Aaa    11,102,000
               Revenue Bonds, Series 1990A, 7.625%, 7/01/20 (Pre-refunded to 7/01/00)

  6,850,000 Dormitory Authority of the State of New York, Revenue Bonds, Department of Health of     7/00 at 102   Aaa     7,618,091
               the State of New York Issue, Series 1990, 7.700%, 7/01/20 (Pre-refunded to 7/01/00)

  4,400,000 Dormitory Authority of the State of New York Bonds, Upstate Community Colleges,          7/00 at 102  Baa1     4,869,832
               1990A Issue, 7.600%, 7/01/20 (Pre-refunded to 7/01/00)

  2,190,000 Dormitory Authority of the State of New York, Vassar College, Revenue Bonds, Series      7/00 at 102   AAA     2,410,161
               1990, 7.250%, 7/01/15 (Pre-refunded to 7/01/00)

            Dormitory Authority of the State of New York, City University
            System Consolidated, Second General Resolution Revenue Bonds,
            Series 1990F:
  2,000,000    7.875%, 7/01/17 (Pre-refunded to 7/01/00)                                             7/00 at 102   Aaa     2,233,300
  2,000,000    7.875%, 7/01/07 (Pre-refunded  to 7/01/00)                                            7/00 at 102   Aaa     2,233,300

            Dormitory Authority of the State of New York, State University
            Educational Facilities, Revenue Bonds, Series 1989B:
  3,150,000    7.250%, 5/15/15 (Pre-refunded to 5/15/00)                                             5/00 at 102   Aaa     3,455,550
    350,000    7.250%. 5/15/15 (Pre-refunded to 5/15/00)                                             5/00 at 102   AAA       383,950

  2,600,000 Dormitory Authority of the State of New York, State University Educational Facilities,   5/00 at 102   Aaa     2,860,208
               Revenue Bonds, Series 1990B, 7.375%, 5/15/14 (Pre-refunded to 5/15/00)

  3,000,000 New York Local Government Assistance Corporation, Series 1991A Bonds,                    4/01 at 102   Aaa     3,354,360
               7.250%, 4/01/18 (Pre-refunded to 4/01/01)

  8,000,000 New York Local Government Assistance Corporation, New York, Series 1991B,                4/01 at 102   Aaa     9,009,520
               7.500%, 4/01/20 (Pre-refunded to 4/01/01)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$   810,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities       2/02 at 102    A-      $922,039
               Improvement Revenue Bonds, 1991 Series D, 7.400%, 2/15/18 (Pre-refunded to 2/15/02)

  4,560,000 New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York        11/00 at 102   Aaa     5,155,810
               City), 1990 Series A, 8.000%, 11/01/08 (Pre-refunded to 11/01/00)

  9,000,000 New York State Medical Facilities Finance Agency, Hospital and Nursing Home              8/98 at 102   AAA     9,479,250
               FHA-Insured Mortgage Revenue Bonds, 1988 Series C, 7.700%, 2/15/22
               (Pre-refunded to 8/15/98)

  4,000,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         2/98 at 102   AAA     4,147,120
               FHA-Insured Mortgage Revenue Bonds, 1987 Series A, 8.300%, 2/15/22
               (Pre-refunded to 2/15/98)

  4,500,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     2/00 at 102   Aaa     4,927,365
               Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
               (Pre-refunded to 2/15/00)

  1,295,000 New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage         8/00 at 102   Aaa     1,444,495
               Revenue Bonds, 1990 Series A, 7.700%, 2/15/25 (Pre-refunded to 8/15/00)

  1,145,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            2/99 at 102   Aaa     1,226,261
               Facilities Improvement Revenue Bonds, 1989 Series A (General Obligation Bonds),
               7.80%, 2/15/19 (Pre-refunded to 2/15/99)

  2,000,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            2/01 at 102   Aaa     2,244,480
               Facilities Improvement Revenue Bonds, 1991 Series A, 7.500%, 2/15/21
               (Pre-refunded to 2/15/01)

  1,205,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            2/00 at 102   Aaa     1,327,536
               Facilities Improvement Revenue Bonds, 1990 Series A, 7.750%, 2/15/20
               (Pre-refunded to 2/15/00)

  2,070,000 New York State Medical Care Facilities Finance Agency (Mental Health Services),          8/00 at 102   Aaa     2,318,690
               7.875%, 8/15/20 (Pre-refunded to 8/15/00)

  4,600,000 New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds,       1/01 at 100  Baa1     4,855,392
               Series 1991, 6.000%, 1/01/11 (Pre-refunded to 1/01/01)

  6,225,000 New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,     1/00 at 102   Aaa     6,736,135
               Series G, 7.000%, 1/01/17 (Pre-refunded to 1/01/00)

            New York State Urban Development Corporation Correctional Capital Facilities Revenue
            Bonds, Series 1:
  4,000,000    7.750%, 1/01/14 (Pre-refunded to 1/01/00)                                             1/00 at 102   Aaa     4,392,440
  1,000,000    7.500%, 1/01/20 (Pre-refunded to 1/01/00)                                             1/00 at 102   Aaa     1,092,770

  5,655,000 New York State, Urban Development Corporation, Project Revenue Bonds (Onondaga           1/01 at 102   Aaa     6,396,540
               County Convention Center), Series 1990, 7.875%, 1/01/20 (Pre-refunded to 1/01/01)

  1,490,000 Town of Babylon Industrial Development Agency (New York), Resource Recovery Revenue      7/98 at 103   Aaa     1,585,718
               Bonds, Series 1985 (Ogden Martin System of Babylon, Inc. Project), 8.500%, 1/01/19
               (Pre-refunded to 7/01/98)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$ 1,985,000 Town of Babylon Industrial Development Agency (New York), Resource Recovery Revenue      7/98 at 103   Aaa    $2,112,516
               Bonds, Series 1985 B (Ogden Martin System of Babylon, Inc. Project),
               8.500%, 1/01/19 (Pre-refunded to 7/01/98)

            Battery Park City Authority, Revenue Bonds, Series 1990:
  7,050,000    7.700%, 5/01/15 (Pre-refunded to 5/01/99)                                             5/99 at 102   Aaa     7,594,401
  2,500,000    6.500%, 5/01/20 (Pre-refunded to 5/01/99)                                             5/99 at 100   Aaa     2,600,300

  1,000,000 Metropolitan Transportation Authority (New York), Commuter Facilities 1987 Service       7/98 at 102   Aaa     1,051,110
               Contract Bonds, Series 2, 8.000%, 7/01/18 (Pre-refunded to 7/01/98)

  1,000,000 Metropolitan Transportation Authority (New York), Commuter Facilities 1987 Service   7/00 at 101 1/2   Aaa     1,102,500
               Contract Bonds, Series 4, 7.500%, 7/01/19 (Pre-refunded to 7/01/00)

  5,500,000 Metropolitan Transportation Authority (New York), Transit Facilities 1987 Service        7/00 at 102   Aaa     6,088,335
               Contract Bonds, Series 3, 7.500%, 7/01/16 (Pre-refunded to 7/01/00)

  3,000,000 Metropolitan Transportation Authority (New York), Commuter Facilities Service Contract   7/98 at 102   Aaa     3,142,290
               Bonds, Series K, 7.500%, 7/01/17 (Pre-refunded to 7/01/98)

  1,000,000 Monroe County Water Authority (New York), Series 1991 BWater System Revenue Bonds,       8/01 at 101   Aaa     1,091,580
               6.500%, 8/01/16 (Pre-refunded to 8/01/01)

    955,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series B, 8.000%, 6/01/99   No Opt. Call   Aaa     1,018,173

  1,350,000 The City of New York, General Obligation Bonds, Fiscal 1990 Series B,               10/99 at 101 1/2   Aaa     1,418,189
                7.250%, 10/01/06

    500,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series A,                3/00 at 101 1/2   Aaa       553,115
                8.000%, 3/15/13 (Pre-refunded to 3/15/00)

    720,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series D,                8/01 at 101 1/2   Aaa       863,611
                9.500%, 8/01/02 (Pre-refunded to 8/01/01)

  1,000,000 New York City, Municipal Water Finance Authority, Water and Sewer System Revenue     6/98 at 101 1/2   AAA     1,037,540
               Bonds, Fiscal 1989 Series B, 7.000%, 6/15/19 (Pre-refunded to 6/15/98)

  4,000,000 New York City Municipal Water Finance Authority (New York), Water and Sewer System   6/01 at 101 1/2   Aaa     4,543,600
               Revenue Bonds, Fiscal 1991 Series C, 7.750%, 6/15/20 (Pre-refunded to 6/15/01)

            New York City Municipal Water Finance Authority (New York), Water
            and Sewer System Revenue Bonds, Fiscal 1990 Series A:
  2,000,000    7.375%, 6/15/09 (Pre-refunded to 6/15/99)                                         6/99 at 101 1/2   AAA     2,142,900
  1,250,000    7.250%, 6/15/11 (Pre-refunded to 6/15/99)                                         6/99 at 101 1/2    A-     1,335,688

    250,000 New York City Municipal Water Finance Authority (New York), Water and Sewer System   6/00 at 101 1/2   Aaa       275,290
               Revenue Bonds, Fiscal 1991 Series A, 7.500%, 6/15/19 (Pre-refunded to 6/15/00)

  5,700,000 New York City Transit Authority, Transit Facilities Revenue Bonds,                       1/00 at 102   Aaa     6,228,789
               Series 1990 (Livingston Plaza Project), 7.500%, 1/01/20 (Pre-refunded to 1/01/00)

  2,165,000 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,     1/99 at 101 1/2   Aaa     2,296,892
               Series O, 7.700%, 1/01/19 (Pre-refunded to 1/01/99)

  2,000,000 Triborough Bridge and Tunnel Authority, Mortgage Recording Tax Special Obligation        1/00 at 101   Aaa     2,151,260
               Bonds, Series 1989 A, 7.125%, 1/01/19 (Pre-refunded to 1/01/00)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$ 2,500,000 Triborough Bridge and Tunnel Authority, New York, Mortgage Recording Tax Special     1/98 at 101 1/2   Aaa    $2,564,100
               Obligation Bonds, Series 1988A, 8.000%, 1/01/18 (Pre-refunded to 1/01/98)

  2,230,000 City of Yonkers, New York, General Obligation School Bonds-1990-C, 7.375%, 12/01/09     12/00 at 102   Aaa     2,487,922
               (Pre-refunded to 12/01/00)


-----------------------------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION BONDS - 4.8%

     10,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities       2/02 at 102    A-        11,215
               Improvement Revenue Bonds, 1991 Series D, 7.400%, 2/15/18

  1,195,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            2/00 at 102  Baa1     1,307,234
               Facilities Improvement Revenue Bonds, 1990 Series A, 7.750%, 2/15/20

    335,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            8/00 at 102  Baa1       372,487
               Facilities Improvement Revenue Bonds, 1990 Series B, 7.875%, 8/15/20

     70,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series B, 8.000%, 6/01/99   No Opt. Call  Baa1        74,355

  3,000,000 The City of New York (New York), General Obligation Bonds, Fiscal 1991 Series F,        No Opt. Call  Baa1     2,876,400
               3.000%, 11/15/00

  4,000,000 The City of New York, General Obligation Bonds, Fiscal 1995 Series E, 6.500%, 8/01/02   No Opt. Call  Baa1     4,333,080

  2,600,000 The City of New York, General Obligation Bonds, Fiscal 1995 Series F, 6.375%, 2/15/06    2/05 at 101  Baa1     2,849,600

     50,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C,                8/02 at 101 1/2   Aaa        55,196
               6.625%, 8/01/12

  1,000,000 The City of New York, General Obligation Bonds, Fiscal 1993 Series E,                5/03 at 101 1/2   Aaa     1,038,010
                5.750%, 5/15/13

    780,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series D,                8/01 at 101 1/2  Baa1       919,877
                9.500%, 8/01/02

  2,095,000 City of Niagara Falls, Niagara County, New York, Water Treatment Plant (Serial) Bonds,  No Opt. Call   Aaa     2,664,232
               1994, 8.000%, 11/01/09 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES - 11.1%

  2,000,000 Dormitory Authority of the State of New York, St. Vincent's Hospital and Medical Center  8/01 at 102   AAA     2,217,840
               of New York, FHA-Insured Mortgage Revenue Bonds, Series 1991, 7.400%, 8/01/30

  3,950,000 New York State Medical Care Facilities Finance Agency, Albany Medical Center Hospital    8/98 at 102   AAA     4,173,254
               Project Revenue Bonds, 1987 Series A, 8.000%, 2/15/28

 10,000,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         8/02 at 102   AAA    10,611,900
               FHA-Insured Mortgage Revenue Bonds, 1992 Series B, 6.200%, 8/15/22

  4,500,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         8/02 at 102   AAA     4,586,535
               FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
               5.750%, 8/15/19

  3,000,000 New York State Medical Care, Facilities Finance Agency, FHA-Insured Mortgage Project     2/06 at 102   AA+     3,199,320
               Revenue Bonds, 1995 Series C, 6.100%, 8/15/15

  2,710,000 New York State Medical Care Facilities Financing Agency, Hospital and Nursing Home-      8/05 at 102   AAA     2,949,998
               FHA Insured Mortgage Revenue Bonds, 1995 Series B, 6.250%, 2/15/15

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            HEALTH CARE FACILITIES - continued

$ 5,800,000 New York State Medical Care Facilities Financing Agency, FHA-Insured Mortgage Project    2/05 at 102    Aa    $6,270,438
               Revenue Bonds, 1995 Series C, 6.250%, 8/15/15

  4,000,000 Syracuse Housing Authority (Syracuse, New York), FHA-Insured Mortgage Revenue Bonds      2/08 at 102   AAA     4,056,280
               (Loretto Rest Residential Health Care Facility Project), Series 1997A, 5.600%, 8/01/17


-----------------------------------------------------------------------------------------------------------------------------------
            HOUSING FACILITIES - 12.1%

  3,160,000 New York State Housing Finance Agency, Multi-Family Housing Revenue Bonds (AMBAC        11/99 at 102   Aaa     3,335,190
               Insured Program), 1989 Series B, 7.550%, 11/01/29 (Alternative Minimum Tax)

  1,585,000 New York State Housing Finance Agency, Multi-Family Housing Revenue Bonds (Secured       8/02 at 102    Aa     1,699,088
               Mortgage Program), 1992 Series A, 7.000%, 8/15/12 (Alternative Minimum Tax)

  3,230,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series             10/00 at 102   Aa2     3,403,451
               HH-4, 8.050%, 4/01/22 (Alternative Minimum Tax)

  9,200,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series              6/00 at 102   Aa2     9,711,888
               HH-3, 7.950%, 4/01/22 (Alternative Minimum Tax)

  1,610,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series SS,         10/00 at 102   Aa2     1,714,296
               7.950%, 10/01/22 (Alternative Minimum Tax)

 45,135,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV,    10/01 at 19 11/32    Aa     6,749,488
               0.000%, 10/01/23 (Alternative Minimum Tax)

  1,490,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, 1995                1/06 at 102   Aaa     1,556,856
               Series 52, 6.100%, 4/01/26 (Alternative Minimum Tax)

  1,000,000 Hudson Housing Development Corporation (Hudson, New York), Multifamily Mortgage          1/03 at 101   Aaa     1,045,750
               Revenue Refunding Bonds, Series 1992A (Providence Hall-Schuyler Court Projects-
               FHA Insured Mortgages), 6.500%, 1/01/25

  5,750,000 New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds       6/01 at 102   AAA     6,133,353
               (FHA Insured Mortgage Loans), 1991 Series A, 7.350%, 6/01/19

  5,705,000 Puerto Rico Housing Finance Corporation, Multifamily Mortgage Revenue Bonds,             4/00 at 102    AA     6,011,815
               Portfolio A, Series I, 7.500%, 4/01/22


-----------------------------------------------------------------------------------------------------------------------------------
            LEASE RENTAL - 2.0%

    940,000 New York State Housing Finance Agency, Health Facilities Revenue Bonds (New York        11/00 at 102  BBB+     1,048,702
               City), 1990 Series A Refunding, 8.000%, 11/01/08

  4,500,000 New York State, Urban Development Corporation, Correctional Facilities Revenue Bonds,    1/05 at 102   Aaa     4,518,990
               Series 5, 5.500%, 1/01/25

  1,500,000 Metropolitan Transportation Authority (New York), Transit Facilities 1987 Service        7/03 at 100  Baa1     1,338,945
               Contract Bonds, Series 7, 4.750%, 7/01/19


-----------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE - 2.4%

  1,000,000 Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds (1985             7/04 at 102   Aaa     1,071,180
               Facility - Series B(1994)), 6.125%, 7/01/13 (Alternative Minimum Tax)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            OTHER REVENUE - continued

$ 3,000,000 The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,       1/07 at 102   Aaa    $3,017,220
               Series 1996A (The Museum of Modern Art), 5.500%, 1/01/21

  3,000,000 The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A    4/07 at 101   Aaa     3,073,980
               (American Museum of Natural History), 5.650%, 4/01/27

  1,000,000 Triborough Bridge and Tunnel Authority, Special Obligation Bonds, Series 1992,           1/02 at 100   Aaa     1,004,420
               5.500%, 1/01/17


-----------------------------------------------------------------------------------------------------------------------------------
            POLLUTION CONTROL FACILITIES - 2.6%

  1,000,000 New York State Energy Research and Development Authority, Electric Facilities Revenue   11/98 at 100    A1     1,022,500
               Bonds, Series 1986 A (Consolidated Edison Company of New York, Inc. Project),
               7.500%, 11/15/21 (Alternative Minimum Tax)

  3,500,000 New York State Energy Research and Development Authority, Electric Facilities Revenue 1/98 at 101 1/2   A1     3,606,225
               Bonds, Series 1989 A (Consolidated Edison Company of New York, Inc. Project),
               7.750%, 1/01/24 (Alternative Minimum Tax)

  3,100,000 New York State Energy Research and Development Authority, Electric Facilities Revenue    7/99 at 101    A1     3,277,940
               Bonds, Series 1990 A (Consolidated Edison Company of New York, Inc. Project),
               7.500%, 7/01/25 (Alternative Minimum Tax)

  1,000,000 New York State Energy Research and Development Authority, Solid Waste Disposal          12/03 at 102   Aaa     1,012,930
               Revenue Bonds (New York State Electric and Gas Corporation Project), 1993 Series A,
               5.700%, 12/01/28 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION - 2.7%

  2,000,000 Monroe County Airport Authority, Greater Rochester International Airport Revenue Bonds,  1/00 at 102   Aaa     2,150,780
               Series 1989, 7.250%, 1/01/19 (Alternative Minimum Tax)

  6,750,000 New York City Industrial Development Agency, Special Facility Revenue Bonds (1990        1/99 at 102  Baa2     7,120,574
               American Airlines, Inc. Project), 8.000%, 7/01/20 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            UTILITIES - 0.7%

  2,500,000 New York State Energy Research and Development Authority, Gas Facilities Revenue         1/06 at 102   Aaa     2,511,450
               Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.500%, 1/01/21


-----------------------------------------------------------------------------------------------------------------------------------
            WATER/SEWER FACILITIES - 4.2%

  9,825,000 New York State Environmental Facilities Corporation, State Water Pollution Control       6/00 at 102    Aa    10,858,982
               Revolving Fund Revenue Bonds, Series 1990 A(New York City Municipal Water Finance
               Authority Project), 7.500%, 6/15/12

  1,000,000 New York State Environmental Facilities Corporation, State Water Pollution Control,      6/01 at 102   Aa2     1,118,580
               Revolving Fund Revenue Bonds, Series 1991 A (New York City Municipal Water Finance
               Authority Project), 7.250%, 6/15/10

  1,295,000 New York State, Environmental Facilities Corporation, State Water Pollution Control,    11/04 at 102   Aaa     1,489,430
               Revolving Fund Revenue Bonds, Series 1994 D (Pooled Loan Issue), 6.900%, 5/15/15

  1,000,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/02 at 101 1/2   Aaa     1,024,470
               Bonds, Fiscal 1993 Series A, 5.750%, 6/15/18

-----------------------------------------------------------------------------------------------------------------------------------
$353,855,000 Total Investments - (cost $310,277,043) - 98.4%                                                             336,926,207
============-----------------------------------------------------------------------------------------------------------------------

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            Temporary Investments in Short-Term Municipal Securities - 0.3%

$   400,000 New York City Trust for Cultural Resources (Guggenheim Foundation), Variable Rate                   VMIG-1     $400,000
               Demand Bonds, 3.800%, 12/01/15+

    700,000 New York City Ind Development Agency Revenue Bonds, Series 1989 Audubon Society,                      A-1+      700,000
               Variable Rate Demand Bonds, 3.800%, 12/01/14+
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000 Total Temporary Investments - 0.3%                                                                             1,100,000
===========------------------------------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities - 1.3%                                                                           4,293,824
            -----------------------------------------------------------------------------------------------------------------------
            Net Assets - 100%                                                                                           $342,320,031
            =======================================================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

***Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments
Nuveen New York Investment Quality
Municipal Fund, Inc. (NQN)
  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            EDUCATIONAL FACILITIES - 4.7%

$ 9,825,000 Dormitory Authority of the State of New York, State University Educational Facilities    5/00 at 100   Aaa   $10,117,392
               Revenue Bonds, Series 1990C, 6.125%, 5/15/20

  5,000,000 Dormitory Authority of the State of New York, New York University, Insured Revenue       7/01 at 102   Aaa     5,213,850
               Bonds, Series 1991, 6.000%, 7/01/15

  3,500,000 Dormitory Authority of the State of New York, City University System Consolidated        7/03 at 100   Aaa     3,304,455
               Revenue Bonds, Series 1993F, 5.000%, 7/01/20


-----------------------------------------------------------------------------------------------------------------------------------
            ESCROWED BONDS - 41.5%***

  1,150,000 Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds   No Opt. Call   Aaa     1,425,299
               (Suffolk County Issue), Series 1986, 7.375%, 7/01/16

 10,000,000 Dormitory Authority of the State of New York, City University System Consolidated        7/00 at 102   Aaa    11,069,700
               Second General Resolution Revenue Bonds, Series 1990F, 7.500%, 7/01/20
               (Pre-refunded to 7/01/00)

  1,000,000 Dormitory Authority of the State of New York, Cooper Union, Insured Revenue Bonds,       7/01 at 102   Aaa     1,122,600
               Series 1990, 7.200%, 7/01/20 (Pre-refunded to 7/01/01)

  5,380,000 Dormitory Authority of the State of New York, State University Educational Facilities    5/00 at 102   Aaa     5,868,665
               Revenue Bonds, Series 1990C, 7.000%, 5/15/18 (Pre-refunded to 5/15/00)

  2,540,000 Dormitory Authority of the State of New York, Fordham University, Insured Revenue        7/00 at 102   Aaa     2,792,070
               Bonds, Series 1990, 7.200%, 7/01/15 (Pre-refunded to 7/01/00)

  5,000,000 New York State Housing Finance Agency, State University Construction Refunding          No Opt. Call   Aaa     5,997,100
               Bonds, 1986 Series A, 7.900%, 11/01/06

  2,100,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         2/99 at 102    AA     2,232,846
               FHA-Insured Mortgage Revenue Bonds, 1989 Series A, 7.250%, 2/15/24
               (Pre-refunded to 2/15/99)

  9,500,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     2/00 at 102   Aaa    10,402,215
               Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
               (Pre-refunded to 2/15/00)

  1,550,000 New York State Urban Development Corporation, Correctional Facilities Revenue            1/98 at 102   Aaa     1,595,508
               Bonds, Series C, 7.500%, 1/01/12 (Pre-refunded to 1/01/98)

 15,000,000 New York State Urban Development Corporation, Correctional Capital Facilities            1/00 at 102   Aaa    16,391,550
               Revenue Bonds, Series 1, 7.500%, 1/01/20 (Pre-refunded to 1/01/00)

  5,500,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1992B,  7/02 at 102   Aaa     6,067,325
               6.250%, 7/01/17 (Pre-refunded to 7/01/02)

  2,570,000 Metropolitan Transportation Authority, Commuter Facilities Service Contract Bonds,       7/98 at 102   Aaa     2,691,895
               Series K, 7.500%, 7/01/17 (Pre-refunded to 7/01/98)

            County of Nassau, New York, General Obligation Refunding Bonds:
  1,075,000    6.800%, 7/01/11 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,191,992
  1,065,000    6.800%, 7/01/12 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,180,904
  1,055,000    6.800%, 7/01/13 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,169,816
  1,045,000    6.800%, 7/01/14 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,158,727
  1,030,000    6.800%, 7/01/15 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,142,095

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

            The City of New York, General Obligation Bonds, Fiscal 1991 Series B:
$ 1,950,000    7.000%, 6/01/04 (Pre-refunded to 6/01/01)                                         6/01 at 101 1/2   Aaa    $2,163,428
  1,550,000    7.000%, 6/01/04                                                                   6/01 at 101 1/2   Aaa     1,652,812

  4,935,000 The City of New York, General Obligation Bonds, Fiscal 1988 Series B, 7.500%, 8/01/072/98 at 101 1/2   Aaa     5,070,910
               (Pre-refunded to 2/01/98)

    950,000 The City of New York, General Obligation Bonds, Fiscal 1990 Series I, 7.250%, 8/15/148/99 at 101 1/2   Aaa     1,008,967

  3,030,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series A, 7.250%, 3/15/183/00 at 101 1/2   Aaa     3,242,252

  1,270,000 The City of New York, General Obligation Bonds, Fiscal 1990 Series I, 7.250%, 8/15/178/99 at 101 1/2   Aaa     1,355,395

 10,255,000 New York City Educational Construction Fund, Revenue Bonds, 1989 Series A,          10/99 at 101 1/2   Aaa    11,031,714
               7.125%, 4/01/13 (Pre-refunded to 10/01/99)

  1,000,000 New York City (New York), Municipal Water Finance Authority, Water and Sewer System  6/98 at 101 1/2   Aaa     1,041,860
               Revenue Bonds, Fiscal 1989 Series B, 7.625%, 6/15/17 (Pre-refunded to 6/15/98)

            New York City Municipal Water Finance Authority, Water and Sewer
            System Revenue Bonds, Fiscal 1991 Series A:
  5,965,000    7.250%, 6/15/15 (Pre-refunded to 6/15/00)                                         6/00 at 101 1/2   Aaa     6,530,542
  1,200,000    7.500%, 6/15/19 (Pre-refunded to 6/15/00)                                         6/00 at 101 1/2   Aaa     1,321,392

  2,000,000 New YorkCity Municipal Water Finance Authority, Water and Sewer SystemRevenue        6/99 at 101 1/2   Aaa     2,142,900
               Bonds, Fiscal 1990 Series A, 7.375%, 6/15/09 (Pre-refunded to 6/15/99)

 11,000,000 New YorkCity Transit Authority, Transit Facilities Revenue Bonds, Series 1990            1/00 at 102   Aaa    12,020,470
               (Livingston Plaza Project), 7.500%, 1/01/20 (Pre-refunded to 1/01/00)

  3,080,000 Suffolk County Water Authority, New York, Water System Revenue Bonds, Series 1990,       6/99 at 102   Aaa     3,297,140
               7.100%, 6/01/10 (Pre-refunded to 6/01/99)

  9,635,000 Suffolk County Water Authority, New York, Water System Revenue Bonds, Series 1991,       6/00 at 102   Aaa    10,521,035
               7.000%, 6/01/16 (Pre-refunded to 6/01/00)

  6,580,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series R,     1/00 at 101 1/2   Aaa     7,142,853
               7.375%, 1/01/16 (Pre-refunded to 1/01/00)

  4,000,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series M,         1/98 at 102   Aaa     4,117,440
               7.500%, 1/01/15 (Pre-refunded to 1/01/98)

  3,000,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series S,     1/01 at 101 1/2   Aaa     3,301,110
               7.000%, 1/01/21 (Pre-refunded to 1/01/01)

  2,500,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,         1/01 at 102   Aaa     2,761,875
               7.000%, 1/01/20 (Pre-refunded to 1/01/01)

  4,510,000 Triborough Bridge and Tunnel Authority, Mortgage Recording Tax Special Obligation        1/00 at 101   Aaa     4,851,091
               Bonds, Series 1989A, 7.125%, 1/01/19 (Pre-refunded to 1/01/00)

  6,000,000 Triborough Bridge and TunnelAuthority, New York, Mortgage Recording Tax Special      1/98 at 101 1/2   Aaa     6,153,840
               Obligation Bonds, Series 1988A, 8.000%, 1/01/18 (Pre-refunded to 1/01/98)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            GENERAL OBLIGATION BONDS - 6.7%

$10,590,000 New York State Medical Care Facilities Finance Agency, Secured Hospital Revenue          2/98 at 101   Aaa   $10,828,063
               Bonds, 1987 Series A, 7.100%, 2/15/27

  2,110,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities 2/02 at 102   Aaa     2,229,932
               Improvement Revenue Bonds, 1992 Series B, 6.250%, 8/15/18

  2,000,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities 8/02 at 100   Aaa     2,150,460
               Improvement Revenue Bonds, 1994 Series E, 6.250%, 8/15/19

  3,175,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities 2/05 at 102   Aaa     3,339,719
               Improvement Revenue Bonds, 1995 Series A, 6.000%, 2/15/25

  2,080,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities 2/04 at 102   Aaa     2,035,426
               Improvement Revenue Bonds, 1993 Series F Refunding, 5.250%, 2/15/19
  2,520,000 State of New York, Various Purpose Bonds, 7.300%, 3/01/10                                3/01 at 102   Aaa     2,793,823

    730,000 The City of New York, General Obligation Bonds, Fiscal 1990 Series I, 7.250%, 8/15/178/99 at 101 1/2   Aaa       780,779

  2,250,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series A, 7.250%, 3/15/193/00 at 101 1/2   Aaa     2,436,908


-----------------------------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES - 11.6%

  1,000,000 Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured     2/06 at 102   Aaa     1,028,160
               Mortgage Hospital Revenue Bonds, Series 1996A, 5.750%, 8/01/24

  5,000,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         2/99 at 102    Aa     5,317,550
               Insured Mortgage Revenue Bonds, 1989 Series A, 7.600%, 2/15/29

  3,000,000 New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage         8/99 at 100    Aa     3,069,300
               Revenue Bonds, 1987 Series A Refunding, 7.875%, 2/15/07

  2,500,000 New York State Medical Care Facilities Finance Agency, Beth Israel Medical Center       11/00 at 102   Aaa     2,768,250
               (Main Campus), Project Revenue Bonds, 1990 Series A, 7.500%, 11/01/10

 12,000,000 New York State Medical Care Facilities Finance Agency, North Shore University           11/00 at 102   Aaa    13,184,640
               Hospital, Mortgage Project Revenue Bonds, 1990 Series A, 7.200%, 11/01/20

  3,000,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         2/99 at 102   Aaa     3,176,220
               FHA-Insured Mortgage Revenue Bonds, 1989 Series A, 7.250%, 2/15/24

  8,625,000 New York State Medical Care Facilities Finance Agency, The Mary Imogene Bassett          5/01 at 102   Aaa     9,509,753
               Hospital, Project Revenue Bonds, 1991 Series A, 7.125%, 11/01/20

  6,000,000 New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured     2/05 at 102   Aaa     6,766,080
               Mortgage Revenue Bonds, 1994 Series A, 6.800%, 8/15/24

  1,250,000 New York City Health and Hospitals Corporation, Health System Bonds, 1993 Series A,      2/03 at 102   Aaa     1,277,000
               5.750%, 2/15/22


-----------------------------------------------------------------------------------------------------------------------------------
            HOUSING FACILITIES - 9.0%

            New York State Finance Agency, Housing Project Mortgage Revenue
            Bonds, 1996 Series A Refunding:
  2,000,000    6.100%, 11/01/15                                                                      5/06 at 102   Aaa     2,106,700
  3,000,000    6.125%, 11/01/20                                                                      5/06 at 102   Aaa     3,156,150

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            HOUSING FACILITIES - continued

$ 1,000,000 New York State Housing Finance Agency, Insured Multi-Family Mortgage Housing             8/04 at 102   Aaa    $1,059,960
               Revenue Bonds, 1994 Series B, 6.250%, 8/15/14

  3,150,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds,                     2/01 at 102    Aa     3,358,278
               Series MM-1, 7.950%, 10/01/21 (Alternative Minimum Tax)

  6,890,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series SS,         10/00 at 102   Aa2     7,336,334
               7.950%, 10/01/22 (Alternative Minimum Tax)

  7,790,000 New York City Housing Development Corporation, MBIA Insured Residential Revenue      4/98 at 101 1/2   Aaa     7,986,074
               Refunding Bonds (Royal Charter Properties-East, Inc. Project), 1988 Series 1,
               7.375%, 4/01/17

 10,000,000 New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds       6/01 at 102   AAA    10,666,700
               (FHA Insured Mortgage Loans), 1991 Series A, 7.350%, 6/01/19


-----------------------------------------------------------------------------------------------------------------------------------
            LEASE RENTAL - 2.8%

  1,250,000 Dormitory Authority of the State of New York, Leake and Watts Services, Inc., Insured    7/04 at 102   Aaa     1,319,488
               Revenue Bonds, Series 1994, 6.000%, 7/01/23

  2,250,000 New York State Environmental Facilities Corporation, Riverbank State Park, Special       4/07 at 100   Aaa     2,184,300
               Obligation Refunding Revenue Bonds, 1996 Series, 5.125%, 4/01/22

  3,095,000 Housing New York Corporation, Senior Revenue Refunding Bonds, Series 1993,              11/03 at 102   Aaa     3,100,850
               5.500%, 11/01/20

  4,290,000 Metropolitan Transportation Authority (New York), Transit Facilities Service Contract    7/98 at 102   Aaa     4,485,796
               Bonds, Series L, 7.500%, 7/01/17


-----------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE - 1.4%

  5,000,000 Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991B,1/01 at 102   Aaa     5,459,200
               6.875%, 1/01/15


-----------------------------------------------------------------------------------------------------------------------------------
            POLLUTION CONTROL FACILITIES - 9.4%

 10,000,000 New York State Energy Research and Development Authority, Electric Facilities            7/99 at 101    A1    10,574,000
               Revenue Bonds, Series 1990 A (Consolidated Edison Company of New York, Inc.
               Project), 7.500%, 7/01/25 (Alternative Minimum Tax)

  5,000,000 New York State Energy Research and Development Authority, Electric Facilities Revenue    1/00 at 101    A1     5,345,250
               Bonds, Series 1991 A (Consolidated Edison Company of New York, Inc. Project),
               7.500%, 1/01/26 (Alternative Minimum Tax)

  3,665,000 New York State Energy Research and Development Authority, Pollution Control Revenue     12/98 at 102    A-     3,906,340
               Bonds (Central Hudson Gas & Electric Corporation Projects), Series C,
               8.375%, 12/01/28 (Alternative Minimum Tax)

            New York State Energy Research and Development Authority,
            Pollution Control Revenue Bonds, Series C (Rochester Gas and
            Electric Corporation Project):
  1,595,000    8.375%, 12/01/28 (Alternative Minimum Tax)                                           12/98 at 102  Baa1     1,694,735
  5,000,000    8.375%, 12/01/28 (Alternative Minimum Tax)                                           12/98 at 102   Aaa     5,329,400

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            POLLUTION CONTROL FACILITIES - continued

$ 3,000,000 New York State Energy Research and Development Authority, Pollution Control Revenue     10/99 at 103   Aaa    $3,259,080
               Bonds (Central Hudson Gas & Electric Corporation Project), 1984 Series B,
               7.375%, 10/01/14

  2,500,000 New York State Energy Research and Development Authority, Pollution Control Revenue      5/02 at 102   Aaa     2,706,025
               Bonds, Series 1992B (Rochester Gas and Electric Corporation Projects),
               6.500%, 5/15/32 (Alternative Minimum Tax)

  2,000,000 New York State Energy Research and Development Authority, Facilities Revenue Bonds,      1/01 at 101   Aaa     2,140,040
               Series 1992 A (Consolidated Edison Company of New York, Inc. Project),
               6.750%, 1/15/27 (Alternative Minimum Tax)

  2,000,000 New York State Energy Research and Development Authority, Facilities Revenue Bonds,     12/01 at 101   Aaa     2,125,440
               Series 1992B (Consolidated Edison Company of New York, Inc. Project),
               6.375%, 12/01/27 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION - 8.3%

  4,150,000 New York State Thruway Authority, General Revenue Bonds, Series C, 6.000%, 1/01/25       1/05 at 102   Aaa     4,369,202

  1,180,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1997C,  7/07 at 101   Aaa     1,170,370
               5.375%, 7/01/27

  9,000,000 The Port Authority of New York and New Jersey, Consolidated Bonds, Seventy-Third         4/01 at 101   Aaa     9,667,620
               Series, 6.750%, 4/15/26 (Alternative Minimum Tax)

            Puerto Rico Ports Authority, Revenue Bonds, Series D:
  5,250,000    7.000%, 7/01/14 (Alternative Minimum Tax)                                             7/01 at 102   Aaa     5,736,360
 11,500,000    6.000%, 7/01/21 (Alternative Minimum Tax)                                             7/01 at 100   Aaa    11,742,190


-----------------------------------------------------------------------------------------------------------------------------------
            UTILITIES - 1.3%

  2,500,000 New York State Energy Research and Development Authority, Adjustable Rate Gas            5/02 at 102   Aaa     2,736,874
               Facilities Revenue Bonds, Series 1989B (The Brooklyn Union Gas Company Project),
               6.750%, 2/01/24 (Alternative Minimum Tax)

  2,250,000 New York State Energy Research and Development Authority, Gas Facilities Revenue         7/03 at 102   Aaa     2,249,797
               Bonds, Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25
               (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            WATER/SEWER FACILITIES - 1.7%

  2,115,000 Town of Clifton Park Water Authority (New York), Water System Revenue Bonds,            10/03 at 102   Aaa     1,988,797
               Series 1993, 5.000%, 10/01/26

  5,000,000 Suffolk County Water Authority, New York, Water System Revenue Bonds, Series 1994,       6/03 at 102   Aaa     4,800,050
               5.000%, 6/01/17

-----------------------------------------------------------------------------------------------------------------------------------
$364,545,000 Total Investments - (cost $358,927,800) - 98.4%                                                             389,318,493
============-----------------------------------------------------------------------------------------------------------------------

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            Temporary Investments in Short-Term Municipal Securities - 0.2%

$   900,000 The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate                 VMIG-1      $900,000
               Demand Bonds, 3.750%, 8/15/22+
===========------------------------------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities - 1.4%                                                                           5,350,251
            -----------------------------------------------------------------------------------------------------------------------
            Net Assets - 100%                                                                                           $395,568,744
            =======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors):
Using the higher of Standard & Poor's or Moody's rating.

***Pre-refunded securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensures the timely payment of principal and interest. Pre-refunded securities are normally considered to be equivalent to AAA rated securities.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments
Nuveen New York Select Quality
Municipal Fund, Inc. (NVN)
  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            EDUCATIONAL FACILITIES - 13.9%

$12,000,000 Dormitory Authority of the State of New York, City University System Consolidated        7/00 at 102   Aaa   $13,064,760
               Second General Resolution Revenue Bonds, Series 1990C, 7.000%, 7/01/14

 10,930,000 Dormitory Authority of the State of New York, Ithaca College, Insured Revenue Bonds,     7/01 at 102   Aaa    11,752,045
               Series 1991, 6.250%, 7/01/21

 10,000,000 Dormitory Authority of the State of New York, New York University, Insured Revenue       7/01 at 102   Aaa    10,427,700
               Bonds, Series 1991, 6.000%, 7/01/15

  3,920,000 Dormitory Authority of the State of New York, Rensselaer Polytechnic Institute,          7/01 at 102   Aaa     4,269,586
               Insured Revenue Bonds, Series 1991, 6.500%, 7/01/06

  6,000,000 Dormitory Authority of the State of New York, St. John's University, New York, Insured   7/01 at 102   Aaa     6,612,120
               Revenue Bonds, Series 1991, 6.875%, 7/01/11

 12,875,000 Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured    7/01 at 102   Aaa    14,133,403
               Revenue Bonds, Series 1991, 6.750%, 7/01/15

  1,870,000 Dormitory Authority of the State of New York, Fordham University, Insured Revenue Bonds, 7/00 at 102   Aaa     2,045,537
               Series 1990, 7.200%, 7/01/15

  3,500,000 Dormitory Authority of the State of New York, City University System Consolidated        7/03 at 100   Aaa     3,304,455
               Revenue Bonds, Series 1993F, 5.000%, 7/01/20

  5,000,000 Nassau County Industrial Development Agency, Civic Facility Revenue Bonds, (Hofstra      8/01 at 102   Aaa     5,496,700
               University Project-Series 1991), 6.750%, 8/01/11


-----------------------------------------------------------------------------------------------------------------------------------
            ESCROWED BONDS - 27.1%

  5,000,000 Dormitory Authority of the State of New York, State University Educational Facilities,   5/00 at 102   Aaa     5,485,000
               Revenue Bonds, Series 1989B, 7.250%, 5/15/15 (Pre-refunded to 5/15/00)

  1,000,000 Dormitory Authority of the State of New York, State University Educational Facilities    5/00 at 102   Aaa     1,090,830
               Revenue Bonds, Series 1990C, 7.000%, 5/15/18 (Pre-refunded to 5/15/00)

  5,000,000 Dormitory Authority of the State of New York, State University Educational Facilities,   5/02 at 102   Aaa     5,609,700
               Revenue Bonds, Series 1991A, 6.750%, 5/15/21 (Pre-refunded to 5/15/02)

 10,380,000 Dormitory Authority of the State of New York, Fordham University, Insured Revenue        7/00 at 102   Aaa    11,410,111
               Bonds, Series 1990, 7.200%, 7/01/15 (Pre-refunded to 7/01/00)

  8,945,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     2/00 at 102   Aaa     9,794,507
               Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
               (Pre-refunded to 2/15/00)

  7,815,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities 8/99 at 102   Aaa     8,448,562
               Improvement Revenue Bonds, 1989 Series C, 7.375%, 8/15/19 (Pre-refunded to 8/15/99)

  5,000,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1992B,  7/02 at 102   Aaa     5,515,750
               6.250%, 7/01/17 (Pre-refunded to 7/01/02)

 10,000,000 Metropolitan Transportation Authority, Commuter Facilities Service Contract Bonds,       7/98 at 102   Aaa    10,474,300
               Series K, 7.500%, 7/01/17 (Pre-refunded to 7/01/98)

  4,130,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C,                8/02 at 101 1/2   Aaa     4,544,611
               Fixed Rate Bonds, Subseries C-1, 6.250%, 8/01/10 (Pre-refunded to 8/01/02)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$ 4,765,000 The City of New York, General Obligation Bonds, 1992 Series C, 6.625%, 8/01/14       8/02 at 101 1/2   Aaa    $5,320,742
               (Pre-refunded to 8/01/02)

  1,500,000 The City of New York, General Obligation Bonds, Fiscal 1991 Series A,                3/00 at 101 1/2   Aaa     1,605,075
                7.250%, 3/15/18

            New York City Educational Construction Fund, Revenue Bonds, 1989 Series A:
  1,700,000    7.000%, 10/01/06 (Pre-refunded to 10/01/99)                                      10/99 at 101 1/2   Aaa     1,824,695
 12,500,000    7.125%, 4/01/13 (Pre-refunded to 10/01/99)                                       10/99 at 101 1/2   Aaa    13,446,750

  2,000,000 New York City, Municipal Water Finance Authority, Water and Sewer System Revenue     6/98 at 101 1/2   Aaa     2,075,080
               Bonds, Fiscal 1989 Series B, 7.000%, 6/15/19 (Pre-refunded to 6/15/98)

  3,200,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/00 at 101 1/2   Aaa     3,523,712
               Bonds, Fiscal 1991 Series A, 7.500%, 6/15/19 (Pre-refunded to 6/15/00)

  5,000,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/01 at 101 1/2   Aaa     5,551,850
               Bonds, Fiscal 1991 Series C, 7.000%, 6/15/16 (Pre-refunded to 6/15/01)

  5,350,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/99 at 101 1/2   Aaa     5,677,580
               Bonds, Fiscal 1990 Series A, 6.750%, 6/15/14 (Pre-refunded to 6/15/99)

  1,455,000 New York City, Municipal Water Finance Authority, Water and Sewer System Revenue     6/98 at 101 1/2   Aaa     1,509,621
               Bonds, Fiscal 1989 Series B, 7.000%, 6/15/19 (Pre-refunded to 6/15/98)

  2,780,000 New York City Transit Authority, Transit Facilities Revenue Bonds, Series 1990           1/00 at 102   Aaa     3,037,901
               (Livingston Plaza Project), 7.500%, 1/01/20 (Pre-refunded to 1/01/00)

  5,000,000 The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,       4/01 at 102   Aaa     5,530,600
               Series 1991A, (The American Museum of Natural History), 6.900%, 4/01/21
               (Pre-refunded to 4/01/01)

  5,000,000 The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,       1/02 at 102   Aaa     5,548,000
               Series 1991A, (The Museum of Modern Art), 6.625%, 1/01/19 (Pre-refunded to 1/01/02)

 17,945,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,         1/01 at 102   Aaa    19,824,739
               7.000%, 1/01/20 (Pre-refunded to 1/01/01)

  2,500,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series P,     1/99 at 101 1/2   Aaa     2,616,000
               6.500%, 1/01/15 (Pre-refunded to 1/01/99)


-----------------------------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION BONDS - 12.1%

  4,000,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities       2/02 at 100   Aaa     3,973,440
               Improvement Revenue Bonds, 1992 Series A, 5.500%, 8/15/21
 12,000,000 New York State Medical Care Facilities Finance Agency, Secured Hospital Revenue         2/98 at 101    Aaa    12,269,760
               Bonds, 1987 Series A, 7.100%, 2/15/27

  5,625,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            2/02 at 102   Aaa     5,944,725
               Facilities Improvement Revenue Bonds, 1992 Series B, 6.250%, 8/15/18

  2,040,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            8/99 at 102   Aaa     2,192,062
               Facilities Improvement Revenue Bonds, 1989 Series C, 7.375%, 8/15/19

  2,250,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            2/05 at 102   Aaa     2,366,730
               Facilities Improvement Revenue Bonds, 1995 Series A, 6.000%, 2/15/25

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            GENERAL OBLIGATION BONDS - continued

$ 1,000,000 New York State Medical Care Facilities Finance Agency, Mental Health Services            8/03 at 102   Aaa     $ 964,310
               Facilities Improvement Revenue Bonds, 1993 Series D, 5.250%, 8/15/23

            State of New York, Serial Bonds:
  4,055,000    6.750%, 8/01/08                                                                       8/01 at 102   Aaa     4,457,824
  4,055,000    6.750%, 8/01/10                                                                       8/01 at 102   Aaa     4,457,824

  1,200,000 Town of Brookhaven, Suffolk County, New York, Various Purposes Serial Bonds, 1991       10/02 at 102   Aaa     1,309,596
               Series B, 6.400%, 10/01/11

            City of Buffalo, New York, Refunding Serial Bonds-1991:
    530,000    6.250%, 2/01/11                                                                       2/01 at 101   Aaa       562,796
    760,000    6.250%, 2/01/13                                                                       2/01 at 101   Aaa       807,029
    760,000    6.250%, 2/01/15                                                                       2/01 at 101   Aaa       807,029

    870,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C,                8/02 at 101 1/2   Aaa       936,520
               Fixed Rate Bonds, Subseries C-1, 6.250%, 8/01/10

    235,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C,                8/02 at 101 1/2   Aaa       259,419
               6.625%, 8/01/14

  3,000,000 The City of New York, General Obligation Bonds, Fiscal 1990 Series B,                   10/99 at 100   Aaa     3,163,890
               7.000%, 10/01/19

  3,100,000 The City of New York, General Obligation Obligation Bonds, Fiscal 1991 Series A,     3/00 at 101 1/2   Aaa     3,357,517
               7.250%, 3/15/19

            Rensselaer County, New York, General Obligation Serial Bonds, Series 1991:
    960,000    6.700%, 2/15/16                                                                      No Opt. Call   Aaa     1,139,808
    960,000    6.700%, 2/15/17                                                                      No Opt. Call   Aaa     1,141,632
    960,000    6.700%, 2/15/18                                                                      No Opt. Call   Aaa     1,141,574
    960,000    6.700%, 2/15/19                                                                      No Opt. Call   Aaa     1,143,725
    960,000    6.700%, 2/15/20                                                                      No Opt. Call   Aaa     1,146,893
    747,000    6.700%, 2/15/21                                                                      No Opt. Call   Aaa       893,517

            County of Suffolk, New York, Public Improvement Bonds, 1991 Series A:
    790,000    6.500%, 10/01/11                                                                     10/01 at 102   Aaa       863,857
    745,000    6.500%, 10/01/12                                                                     10/01 at 102   Aaa       814,650
    720,000    6.500%, 10/01/13                                                                     10/01 at 102   Aaa       787,313
    730,000    6.500%, 10/01/14                                                                     10/01 at 102   Aaa       798,248
    735,000    6.500%, 10/01/15                                                                     10/01 at 102   Aaa       803,715
    250,000    6.500%, 10/01/16                                                                     10/01 at 102   Aaa       273,373
    245,000    6.500%, 10/01/17                                                                     10/01 at 102   Aaa       267,905
    245,000    6.500%, 10/01/18                                                                     10/01 at 102   Aaa       267,905
    240,000    6.500%, 10/01/19                                                                     10/01 at 102   Aaa       262,438

            County of Suffolk, New York, Public Improvement Bonds, 1991 Series B:
    265,000    6.500%, 10/01/11                                                                     10/01 at 102   Aaa       289,775
    265,000    6.500%, 10/01/12                                                                     10/01 at 102   Aaa       289,775
    270,000    6.500%, 10/01/13                                                                     10/01 at 102   Aaa       295,242
    275,000    6.500%, 10/01/14                                                                     10/01 at 102   Aaa       300,710
    280,000    6.500%, 10/01/15                                                                     10/01 at 102   Aaa       306,177
    275,000    6.500%, 10/01/16                                                                     10/01 at 102   Aaa       300,710
    280,000    6.500%, 10/01/17                                                                     10/01 at 102   Aaa       306,177
    285,000    6.500%, 10/01/19                                                                     10/01 at 102   Aaa       311,645

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            HEALTH CARE FACILITIES - 7.3%

            Dormitory Authority of the State of New York, St. Vincent's Hospital and Medical Center
            of New York, FHA-Insured Mortgage Revenue Bonds, Series 1991:
$ 5,000,000    7.375%, 8/01/11                                                                       8/01 at 102   AAA    $5,598,350
  4,150,000    7.400%, 8/01/30                                                                       8/01 at 102   AAA     4,602,018
  1,320,000 Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured    No Opt. Call   Aaa     1,392,112
               Mortgage Hospital Revenue Bonds, Series 1996B, 5.500%, 8/01/14

  5,500,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     2/00 at 102   Aaa     5,971,515
               Center FHA-Insured Mortgage Revenue Bonds, 1989 Series A, 7.375%, 2/15/19

 10,755,000 New York State Medical Care Facilities Finance Agency, North Shore University Hospital, 11/00 at 102   Aaa    11,816,734
               Mortgage Project Revenue Bonds, 1990 Series A, 7.200%, 11/01/20

  5,000,000 New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured     2/05 at 102   Aaa     5,638,400
               Mortgage Revenue Bonds, 1994 Series A (AMBAC Insured Series), 6.800%, 8/15/24

  2,600,000 New York City Health and Hospitals Corporation, Health System Bonds, 1993 Series A,      2/03 at 102   Aaa     2,666,794
               5.625%, 2/15/13


-----------------------------------------------------------------------------------------------------------------------------------
            HOUSING FACILITIES - 9.7%

            New York State Finance Agency, Housing Project Mortgage Revenue
            Bonds, 1996 Series A Refunding:
  1,000,000    6.100%, 11/01/15                                                                      5/06 at 102   Aaa     1,053,350
  4,000,000    6.125%, 11/01/20                                                                      5/06 at 102   Aaa     4,208,200

  5,000,000 New York State Urban Development Corporation, Section 236 Revenue Bonds,                 1/02 at 102   Aaa     5,515,400
               Series 1992A, 6.750%, 1/01/26

            State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV:
  2,070,000    7.375%, 10/01/11 (Alternative Minimum Tax)                                           10/01 at 102   Aaa     2,220,220
  9,820,000    7.375%, 10/01/11 (Alternative Minimum Tax)                                           10/01 at 102   Aa2    10,496,205

  1,500,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 43,          9/04 at 102   Aaa     1,616,925
               6.450%, 10/01/17

  2,345,000 State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth Series A,             10/98 at 100   Aaa     2,373,117
               6.875%, 4/01/17

  4,000,000 New York City Housing Development Corporation, Multi-Unit Mortgage Refunding Bonds,      6/01 at 102   AAA     4,266,680
               (FHA Insured Mortgage Loans), 1991 Series A, 7.350%, 6/01/19

 15,000,000 Pass-Through Certificates of New York City HDC Multifamily Housing, Limited             11/03 at 100   Aaa    17,841,150
               Obligation Bonds, Series 1991A, 6.500%, 2/20/19


-----------------------------------------------------------------------------------------------------------------------------------
            LEASE RENTAL - 6.6%

 13,275,000 Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds    4/01 at 102   Aaa    14,627,324
               (Suffolk County Issue), Series 1991B, 7.000%, 4/15/16

  5,000,000 Dormitory Authority of the State of New York, Judicial Facilities                  10/97 at 115 7/16  Baa1     5,836,950
               Lease Revenue Bonds, (Suffolk County Issue), Series 1991A, 9.500%, 4/15/14

  5,000,000 Dormitory Authority of the State of New York, Leake and Watts Services, Inc., Insured    7/04 at 102   Aaa     5,277,950
               Revenue Bonds, Series 1994, 6.000%, 7/01/23

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            LEASE RENTAL - continued

$ 2,000,000 New York State Environmental Facilities Corporation, Riverbank State Park, Special       4/07 at 100   Aaa    $1,941,600
               Obligation Refunding Revenue Bonds, 1996 Series, 5.125%, 4/01/22

  1,720,000 New York State Urban Development Corporation, Youth Facilities Revenue Bonds, Series     4/04 at 102   Aaa     1,784,001
               1994, 5.700%, 4/01/14

  1,000,000 Battery Park City Authority, Senior Revenue Refunding Bonds, Series 1993A,              11/03 at 102   Aaa       980,500
               5.250%, 11/01/17

  3,500,000 Housing New York Corporation, Senior Revenue Refunding Bonds, Series 1993,              11/03 at 102   Aaa     3,506,615
               5.500%, 11/01/20


-----------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE - 6.3%

 12,000,000 Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series       1/01 at 102   Aaa    13,012,080
               1991A, 6.625%, 1/01/17

            Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series 1991B:
 14,000,000    7.100%, 1/01/10                                                                       1/01 at 102   Aaa    15,380,260
  3,500,000    6.875%, 1/01/15                                                                       1/01 at 102   Aaa     3,821,440


-----------------------------------------------------------------------------------------------------------------------------------
            POLLUTION CONTROL FACILITIES - 6.1%

  5,440,000 New York State Energy Research and Development Authority, Electric Facilities Revenue    3/99 at 100    A1     5,556,797
               Bonds, Series 1987 (Consolidated Edison Company of New York, Inc. Project),
               7.125%, 3/15/22 (Alternative Minimum Tax)

 14,000,000 New York State Energy Research and Development Authority, Electric Facilities Revenue    1/00 at 101    A1    14,966,700
               Bonds, Series 1991 A (Consolidated Edison Company of New York, Inc. Project),
               7.500%, 1/01/26 (Alternative Minimum Tax)

  3,000,000 New York State Energy Research and Development Authority, Pollution Control Refunding   10/01 at 102   Aaa     3,294,120
               Revenue Bonds (Niagara Mohawk Power Corporation Project), 1991 Series A,
               6.625%, 10/01/13

  1,000,000 New York State Energy Research and Development Authority, Adjustable Rate Pollution      7/05 at 102   Aaa     1,053,090
               Control Revenue Bonds (New York State Electric and Gas Corporation Project), 1987
               Series A, 6.150%, 7/01/26 (Alternative Minimum Tax)

  2,500,000 New York State Energy Research and Development Authority, Facilities Revenue Bonds,      1/01 at 101   Aaa     2,675,050
               Series 1992 A (Consolidated Edison Company of New York, Inc. Project),
               6.750%, 1/15/27 (Alternative Minimum Tax)

  3,500,000 New York State Energy Research and Development Authority, Facilities Revenue Bonds,     12/01 at 101   Aaa     3,719,520
               Series 1992B (Consolidated Edison Company of New York, Inc. Project),
               6.375%, 12/01/27 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION - 5.8%

  1,000,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1996A,  7/06 at 102   Aaa     1,059,250
               6.000%, 7/01/21

  5,000,000 Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series K,   7/02 at 101 1/2   Aaa     5,384,150
               6.250%, 7/01/11

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            TRANSPORTATION - continued

$ 7,900,000 Monroe County Airport Authority, Greater Rochester International Airport Revenue Bonds,  1/00 at 102   Aaa    $8,495,580
               Series 1989, 7.250%, 1/01/19 (Alternative Minimum Tax)

  3,800,000 New York City Industrial Development Agency, Amended and Restated Industrial            11/04 at 102   Aaa     3,996,154
               Development Revenue Bonds (1991 Japan Airlines Company, Ltd. Project),
               6.000%, 11/01/15 (Alternative Minimum Tax)

 10,000,000 The Port Authority of New York and New Jersey, Consolidated Bonds, Seventy-Sixth        11/01 at 101   AA-    10,728,900
               Series, 6.500%, 11/01/26 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            UTILITIES - 2.3%

 11,000,000 New York State Energy Research and Development Authority, Adjustable Rate Gas            5/02 at 102   Aaa    12,042,250
               Facilities Revenue Bonds, Series 1989B (The Brooklyn Union Gas Company Project),
               6.750%, 2/01/24 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            WATER/SEWER FACILITIES - 1.3%

  5,000,000 New York State Environmental Facilities Corporation, State Water Pollution Control       9/00 at 102   Aaa     5,464,300
               Revolving Fund Revenue Bonds, Series 1991 B (Pooled Loan Issue), 7.100%, 9/15/11

  1,300,000 New York State Environmental Facilities Corporation, Water Facilities Revenue Bonds,     6/02 at 102   Aaa     1,394,924
               Series 1992 (The New Rochelle Water Company Project), 6.400%, 12/01/24
               (Alternative Minimum Tax)

-----------------------------------------------------------------------------------------------------------------------------------
$466,477,000 Total Investments - (cost $462,560,302) - 98.5%                                                             505,825,932
============-----------------------------------------------------------------------------------------------------------------------

            Temporary Investments in Short-Term Municipal Securities - 0.2%

$ 1,200,000 New York State Energy Research and Development Authority, Pollution Control Refunding               VMIG-1     1,200,000
===========    Revenue Bonds (New York State Electric and Gas Corporation Project), 1994 Series C,
               Variable Rate Demand Bonds, 3.700%, 6/01/29+
            -----------------------------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities - 1.3%                                                                           6,267,469
            -----------------------------------------------------------------------------------------------------------------------
            Net Assets - 100%                                                                                           $513,293,401
            =======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments
Nuveen New York Quality Income
Municipal Fund, Inc. (NUN)
  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            EDUCATIONAL FACILITIES - 11.8%

$ 5,455,000 Dormitory Authority of the State of New York, City University System Consolidated        7/00 at 102   Aaa    $5,939,022
               Second General Resolution Revenue Bonds, Series 1990C, 7.000%, 7/01/14

  1,000,000 Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured    7/01 at 102   Aaa     1,097,740
               Revenue Bonds, Series 1991, 6.750%, 7/01/15

  2,000,000 Dormitory Authority of the State of New York, Hamilton College, Insured Revenue Bonds,   7/01 at 102   Aaa     2,178,360
               Series 1991, 6.500%, 7/01/11

  7,750,000 Dormitory Authority of the State of New York, Hamilton College, Insured Revenue Bonds,   7/01 at 102   Aaa     8,441,145
               Series 1991, 6.500%, 7/01/21

  1,000,000 Dormitory Authority of the State of New York, State University Educational Facilities    5/00 at 102   Aaa     1,085,730
               Revenue Bonds, Series 1990B, 7.000%, 5/15/16

  7,515,000 Dormitory Authority of the State of New York, Marist College, Insured Revenue Bonds,     7/02 at 102   Aaa     7,866,026
               Series 1992, 6.000%, 7/01/22

  1,000,000 Dormitory Authority of the State of New York, City University System Consolidated       No Opt. Call   Aaa     1,075,860
               Second General Resolution Revenue Bonds, Series 1993A, 5.750%, 7/01/18

  1,970,000 Dormitory Authority of the State of New York, University of Rochester, Strong Memorial   7/04 at 102   Aaa     2,048,386
               Hospital Revenue Bonds, Series 1994, 5.900%, 7/01/17

  1,000,000 Dormitory Authority of the State of New York, Fordham University, Insured Revenue        7/04 at 102   Aaa     1,003,350
               Bonds, Series 1994, 5.500%, 7/01/23

  3,700,000 Dormitory Authority of the State of New York, City University System Consolidated Third  7/04 at 102   Aaa     4,023,232
               General Resolution Revenue Bonds, 1994 Series 1, 6.300%, 7/01/24

  1,240,000 Dormitory Authority of the State of New York, Sarah Lawrence College, Revenue Bonds,     7/05 at 102   Aaa     1,308,225
               Series 1995, 6.000%, 7/01/24

  1,250,000 Dormitory Authority of The State of New York, St. John University, Insured Revenue       7/06 at 102   Aaa     1,282,800
               Bonds, Series 1996, 5.600%, 7/01/16

  4,625,000 Dormitory Authority of the State of New York, Barnard College, Insured Revenue Bonds,    7/07 at 101   Aaa     4,530,511
               Series 1996, 5.250%, 7/01/26

  9,250,000 Dormitory Authority of the State of New York, Ithaca College, Insured Revenue Bonds,     7/07 at 102   Aaa     9,061,023
               Series 1997, 5.250%, 7/01/26

  4,375,000 Dormitory Authority of the State of New York, Rochester Institute of Technology, Insured 7/07 at  101  Aaa     4,285,575
               Revenue Bonds, Series 1997, 5.250%, 7/01/22

  3,295,000 County of Monroe Industrial Development Agency (Monroe County, New York), 1986          12/99 at 103   Aaa     3,574,778
               Industrial Development Revenue Bonds (Wilmur Associates Facility), Eastman Place
               Remarketing, 7.250%, 12/01/16 (Alternative Minimum Tax)

  4,775,000 New York City Industrial Development Agency Civic Facility Revenue Bonds (Trinity        6/07 at 102   Aaa     4,676,110
               Episcopal School Corporation Project), 5.250%, 6/15/27


-----------------------------------------------------------------------------------------------------------------------------------
            ESCROWED BONDS - 23.8%

  3,520,000 Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds   No Opt. Call   Aaa     4,362,653
               (Suffolk County Issue), Series 1986, 7.375%, 7/01/16

  1,000,000 Dormitory Authority of the State of New York, State University Educational Facilities
               Revenue Bonds, Series 1989A, 7.125%, 5/15/17 (Pre-refunded to 5/15/99)                5/99 at 102   Aaa     1,069,600

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$ 6,450,000 Dormitory Authority of the State of New York, City University System Consolidated        7/00 at 102   Aaa    $7,139,957
               Second General Resolution Revenue Bonds, Series 1990F, 7.500%, 7/01/20
               (Pre-refunded to 7/01/00)

 10,000,000 Dormitory Authority of the State of New York, State University Educational Facilities    5/00 at 102   Aaa    10,908,300
               Revenue Bonds, Series 1990C, 7.000%, 5/15/18 (Pre-refunded to 5/15/00)

  3,000,000 Dormitory Authority of the State of New York, State University Educational Facilities,   5/02 at 102   Aaa     3,365,820
               Revenue Bonds, Series 1991A, 6.750%, 5/15/21 (Pre-refunded to 5/15/02)

      5,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities       2/02 at 102   Aaa         5,506
               Improvement Revenue Bonds, 1992 Series A, 6.375%, 8/15/10 (Pre-refunded to 2/15/02)

  6,530,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     2/00 at 102   Aaa     7,150,154
               Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
               (Pre-refunded to 2/15/00)

  1,000,000 New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,     1/00 at 102   Aaa     1,087,440
               Series G, 7.250%, 1/01/14 (Pre-refunded to 1/01/00)

  3,710,000 New York State Urban Development Corporation, Correctional Facilities Revenue Bonds,     1/98 at 102   Aaa     3,818,926
               Series C, 7.500%, 1/01/12 (Pre-refunded to 1/01/98)

  3,100,000 New York State Urban Development Corporation, Correctional Capital Facilities Revenue    1/00 at 102   Aaa     3,387,587
               Bonds, Series 1, 7.500%, 1/01/20 (Pre-refunded to 1/01/00)

  1,980,000 Town of Clifton Park Water Authority (New York), Water System Revenue Bonds, 1991       10/02 at 102   Aaa     2,203,245
               Series A, 6.375%, 10/01/26 (Pre-refunded to 10/01/02)

 24,155,000 Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series J,       7/02 at 102   Aaa    26,904,081
               6.500%, 7/01/18 (Pre-refunded to 7/01/02)

            County of Nassau, New York, General Obligation Serial Bonds:
  1,410,000    6.100%, 11/15/07 (Pre-refunded to 11/15/01)                                          11/01 at 103   Aaa     1,549,731
  1,495,000    6.100%, 11/15/09 (Pre-refunded to 11/15/01)                                          11/01 at 103   Aaa     1,643,155
  1,000,000    6.100%, 11/15/10 (Pre-refunded to 11/15/01)                                          11/01 at 103   Aaa     1,099,100

            County of Nassau, New York, General Obligation Serial Bonds:
  1,260,000    6.375%, 11/15/09 (Pre-refunded to 11/15/01)                                          11/01 at 103   Aaa     1,397,882
  1,285,000    6.375%, 11/15/10 (Pre-refunded to 11/15/01)                                          11/01 at 103   Aaa     1,425,618

 19,800,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Subseries C-1, 8/02 at 101 1/2   Aaa    22,109,274
               6.625%, 8/01/15 (Pre-refunded to 8/01/02)

    780,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series H, 7.100%, 2/01/10 2/02 at 101 1/2  Aaa       878,030
               (Pre-refunded to 2/01/02)

  1,630,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/99 at 101 1/2   Aaa     1,729,805
               Bonds, Fiscal 1990 Series A, 6.750%, 6/15/14 (Pre-refunded to 6/15/99)

  3,460,000 New York City Municipal Water Finance Authority, Water and Sewer System Revenue      6/99 at 101 1/2   Aaa     3,671,856
               Bonds, Fiscal 1990 Series A, 6.750%, 6/15/14 (Pre-refunded to 6/15/99)

  1,090,000 New York City, Municipal Water Finance Authority, Water and Sewer Revenue Bonds,         6/01 at 101   Aaa     1,196,340
               Fiscal 1992 Series A, 6.750%, 6/15/16 (Pre-refunded to 6/15/01)

  4,700,000 Niagara Falls Bridge Commission, Toll Bridge System Revenue Bonds, Series 1992,         10/02 at 102   Aaa     5,177,426
               6.125%, 10/01/19 (Pre-refunded to 10/01/02)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            ESCROWED BONDS - continued

$ 2,500,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series S,     1/01 at 101 1/2   Aaa    $2,750,925
               7.000%, 1/01/21 (Pre-refunded to 1/01/01)

  3,000,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,         1/01 at 102   Aaa     3,314,250
               7.000%, 1/01/20 (Pre-refunded to 1/01/01)

  5,800,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series W,     1/02 at 101 1/2   Aaa     6,439,334
               6.750%, 1/01/22 (Pre-refunded to 1/01/02)

  2,500,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series P,     1/99 at 101 1/2   Aaa     2,616,000
               6.500%, 1/01/15 (Pre-refunded to 1/01/99)


-----------------------------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION BONDS - 7.3%

  2,200,000 Dormitory Authority of the State of New York, Mental Health Services, Facilities         2/06 at 102   Aaa     2,139,346
               Improvement Revenue Bonds, Series 1996B, 5.125%, 8/15/21

            New York Medical Care Facilities Finance Agency, Mental Health
            Services Facilities Improvement Revenue Bonds, 1992 Series A:
  7,495,000    6.375%, 8/15/10                                                                       2/02 at 102   Aaa     8,108,091
 15,675,000    6.375%, 8/15/17                                                                      12/02 at 102   Aaa    16,957,215

  1,845,000 New York State Medical Care Facilities Finance Agency, Secured Hospital Revenue          2/98 at 101   Aaa     1,886,476
               Bonds, 1987 Series A, 7.100%, 2/15/27

  5,250,000 New York State Medical Care Facilities Finance Agency, Mental Health Services Facilities 2/04 at 102   Aaa     5,137,493
               Improvement Revenue Bonds, 1993 Series F Refunding, 5.250%, 2/15/19

  1,000,000 County of Erie, New York, General Obligation Bonds-1995 Series B,  5.625%, 6/15/20   6/05 at 101 1/2   Aaa     1,016,740

    200,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series C, Subseries C-1, 8/02 at 101 1/2   Aaa       220,782
               6.625%, 8/01/15

  1,720,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series H, 7.100%, 2/01/102/02 at 101 1/2   Aaa     1,916,235

    525,000 City of Yonkers, New York, General Obligation Serial Bonds-1992-A, 6.500%, 2/15/07       2/02 at 102   Aaa       575,106

  1,390,000 City of Yonkers, New York, General Obligation Serial Bonds-1992-B, 6.500%, 2/15/07       2/02 at 102   Aaa     1,522,662


-----------------------------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES - 3.6%

  2,000,000 Dormitory Authority of the State of New York, United Cerebral Palsy of New York City,    7/06 at 102   Aaa     2,009,480
               Inc., Insured Revenue Bonds, Series 1996, 5.500%, 7/01/24

  3,325,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         2/99 at 102   Aaa     3,522,638
               FHA-Insured Mortgage Revenue Bonds, 1989 Series A, 7.250%, 2/15/09

  5,350,000 New York State Medical Care Facilities Finance Agency, Sisters of Charity Hospital of   11/01 at 102   Aaa     5,855,201
               Buffalo Project Revenue Bonds, 1991 Series A, 6.625%, 11/01/18

  1,500,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         8/02 at 102    AA     1,621,065
               FHA-Insured Mortgage Revenue Bonds, 1992 Series A, 6.700%, 8/15/23

  1,000,000 New York State Medical Care Facilities Finance Agency, St. Mary's Hospital (Rochester), 11/03 at 102   Aaa     1,066,630
               Mortgage Project Revenue Bonds, 1994 Series A Refunding, 6.200%, 11/01/14

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            HEALTH CARE FACILITIES - continued

$ 2,000,000 New York State Medical Care Facilities Finance Agency, Health Center Projects Revenue   11/05 at 102   Aaa    $2,187,320
               Bonds (Secured Mortgage Program), 1995 Series A, 6.375%, 11/15/19

  3,000,000 New York State Medical Care Facilities Finance Agency, Montefiore Medical Center         2/05 at 102   Aaa     3,078,450
               FHA-Insured Mortgage Revenue Bonds, 1995 Series A, 5.750%, 2/15/25


-----------------------------------------------------------------------------------------------------------------------------------
            HOUSING FACILITIES - 8.8%

  1,700,000 New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996              5/06 at 102   Aaa     1,788,485
               Series A Refunding, 6.125%, 11/01/20

  1,600,000 New York State Housing Finance Agency, Insured Multi-Family Mortgage Housing             8/04 at 102   Aaa     1,695,936
               Revenue Bonds, 1994 Series B, 6.250%, 8/15/14

            New York State Urban Development Corporation, Section 236 Revenue Bonds,
            Series 1992A:
  5,515,000    6.700%, 1/01/12                                                                       1/02 at 102   Aaa     6,072,897
 17,995,000    6.750%, 1/01/26                                                                       1/02 at 102   Aaa    19,849,925

    985,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series VV,         10/01 at 102   Aaa     1,055,782
               7.250%, 10/01/07 (Alternative Minimum Tax)

    190,000 State of New York Mortgage Agency, Mortgage Revenue Bonds, Eighth Series F,              7/98 at 102    Aa       192,022
               8.000%, 10/01/17

  2,000,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 33,          3/04 at 102   Aaa     2,017,400
               5.400%, 10/01/17

 12,475,000 Pass-Through Certificates of New York City HDC Multifamily Housing, Limited Obligation  11/03 at 100   Aaa    14,837,890
               Bonds, Series 1991A, 6.500%, 2/20/19


-----------------------------------------------------------------------------------------------------------------------------------
            LEASE RENTAL - 6.4%

  5,375,000 Dormitory Authority of the State of New York, Leake and Watts Services, Inc., Insured    7/04 at 102   Aaa     5,673,796
               Revenue Bonds, Series 1994, 6.000%, 7/01/23

  8,900,000 New York State Urban Development Corporation, Correctional Facilities Revenue Bonds, 1/99 at 101 1/2   Aaa     9,281,098
               Series F, 6.500%, 1/01/19

  3,000,000 New York State Urban Development Corporation, Youth Facilities Revenue Bonds,            4/04 at 102   Aaa     3,111,630
               Series 1994, 5.700%, 4/01/14

 15,000,000 Metropolitan Transportation Authority, Transit Facilities 1987 Service Contract Bonds,   7/01 at 102   Aaa    16,337,700
               Series 5, 6.500%, 7/01/16


-----------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE - 14.2%

  7,250,000 Dormitory Authority of the State of New York, The New York Public Library, Insured       7/02 at 102   Aaa     7,458,510
               Revenue Bonds, Series 1992A, 5.875%, 7/01/22

 10,000,000 New York Local Government Assistance Corporation, Series 1993 B, Refunding Bonds,        4/04 at 100   Aaa     9,396,900
               5.000%, 4/01/23

  9,295,000 New York Local Government Assistance Corporation (A Public Benefit Corporation of the    4/03 at 102   Aaa     8,767,881
               State of New York), Series 1993C Refunding Bonds, 5.000%, 4/01/21

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            OTHER REVENUE - continued

$ 1,650,000 Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds (1985            No Opt. Call   Aaa    $2,010,294
               Facility - Series B (1994)), 7.250%, 7/01/11 (Alternative Minimum Tax)

  5,000,000 The Trust for Cultural Resources of The City of New York, New York Botanical Garden      7/06 at 101   Aaa     5,164,950
               Recreational Facilities Improvements, 5.800%, 7/01/26

  7,250,000 The Trust for Cultural Resources of The City of New York, Revenue Refunding Bonds,       1/07 at 102   Aaa     7,291,615
               Series 1996A (The Museum of Modern Art), 5.500%, 1/01/21

 10,000,000 The Trust for Cultural Resources of The City of New York, Revenue Bonds, Series 1997A    4/07 at 101   Aaa    10,246,600
               (American Museum of Natural History), 5.650%, 4/01/27

 24,000,000 Triborough Bridge and Tunnel Authority, Special Obligation Refunding Bonds, Series       1/01 at 102   Aaa    26,204,160
               1991B, 6.875%, 1/01/15


-----------------------------------------------------------------------------------------------------------------------------------
            POLLUTION CONTROL FACILITIES - 7.1%

            New York State Energy Research and Development Authority, Electric Facilities Revenue
            Bonds, Series 1989 C (Consolidated Edison Company of New York, Inc. Project):
 10,000,000    7.250%, 11/01/24 (Alternative Minimum Tax)                                           11/98 at 101    A1    10,366,600
  5,000,000    7.250%, 11/01/24 (Alternative Minimum Tax)                                           11/98 at 101   Aaa     5,206,700

 12,000,000 New York State Energy Research and Development Authority, Pollution Control Revenue      5/02 at 102   Aaa    12,988,920
               Bonds, Series 1992B (Rochester Gas and Electric Corporation Projects),
               6.500%, 5/15/32 (Alternative Minimum Tax)

  9,000,000 New York State Energy Research and Development Authority, Facilities Revenue Bonds,     12/01 at 101   Aaa     9,564,480
               Series 1992B (Consolidated Edison Company of New York, Inc. Project),
               6.375%, 12/01/27 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION - 8.6%

  4,000,000 New York State Thruway Authority, General Revenue Bonds, Series A, 5.750%, 1/01/19       1/02 at 102   Aaa     4,087,960

  3,000,000 Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System Revenue Bonds, Series  1/05 at 101   Aaa     3,084,180
               1995, 5.750%, 1/01/25

  3,000,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series         7/06 at 102   Aaa     3,192,960
               1996A, 6.000%, 7/01/16

  3,500,000 Monroe County Airport Authority, Greater Rochester International Airport Revenue Bonds,  1/00 at 102   Aaa     3,763,865
               Series 1989, 7.250%, 1/01/19 (Alternative Minimum Tax)

  2,000,000 New York City Industrial Development Agency, Amended and Restated Industrial            11/04 at 102   Aaa     2,103,240
               Development Revenue Bonds (1991 Japan Airlines Company, Ltd. Project),
               6.000%, 11/01/15 (Alternative Minimum Tax)

  1,000,000 Niagara Frontier Transportation Authority (Greater Buffalo International                 4/04 at 102   Aaa     1,061,540
               Airport), Airport Revenue Bonds, Series 1994A, 6.250%, 4/01/24
               (Alternative Minimum Tax)

 10,000,000 The Port Authority of New York and New Jersey, Consolidated Bonds,                      11/01 at 101   Aaa    10,718,100
               Seventy-Sixth Series, 6.500%, 11/01/26 (Alternative Minimum Tax)

 10,000,000 The Port Authority of New York and New Jersey, Consolidated Bonds,                       1/01 at 101   Aaa    10,726,000
               Seventy-First Series, Revenue Bonds, 6.500%, 1/15/26

  7,000,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series X,     1/02 at 101 1/2   Aaa     7,625,520
               6.500%, 1/01/19

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            UTILITIES - 3.4%

$ 6,000,000 New York State Energy Research and Development Authority, Adjustable Rate Gas            5/02 at 102   Aaa    $6,566,880
               Facilities Revenue Bonds, Series 1989A (The Brooklyn Union Gas Company Project),
               6.750%, 2/01/24 (Alternative Minimum Tax)

  1,500,000 New York State Energy Research and Development Authority, Gas Facilities Revenue         7/03 at 102   Aaa     1,499,865
               Bonds, Series C (The Brooklyn Union Gas Company Project), 5.600%, 6/01/25
               (Alternative Minimum Tax)

  4,825,000 Power Authority of the State of New York, General Purpose Bonds, Series Z,               1/02 at 102   Aaa     5,276,136
               6.500%, 1/01/19

  5,000,000 Power Authority of the State of New York, General Purpose Bonds, Series Y,               1/01 at 100   Aaa     5,138,900
               6.000%, 1/01/20


-----------------------------------------------------------------------------------------------------------------------------------
            WATER/SEWER FACILITIES - 3.8%

            New York City Municipal Water Finance Authority, Water and Sewer
            System Revenue Bonds, Fiscal 1992 Series A:
  8,410,000    6.750%, 6/15/16                                                                       6/01 at 101   Aaa     9,153,274
  9,770,000    6.250%, 6/15/21                                                                       6/01 at 100   Aaa    10,333,532

  1,000,000 Western Nassau County Water Authority, System Revenue Bonds, Series 1995,                5/06 at 102   Aaa     1,019,910
               5.650%, 5/01/26
-----------------------------------------------------------------------------------------------------------------------------------
$498,020,000 Total Investments - (cost $492,925,805) - 98.8%                                                             532,634,831
============-----------------------------------------------------------------------------------------------------------------------
            Temporary Investments in Short-Term Municipal Securities - 0.1%

$   500,000 New York State Energy Research and Development Authority Pollution Control (Niagara                    P-1       500,000
===========    Mohawk Power Corporation), Variable Rate Demand Bonds, 3.800%, 3/01/27+
            -----------------------------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities - 1.1%                                                                           6,192,499
            -----------------------------------------------------------------------------------------------------------------------
            Net Assets - 100%                                                                                           $539,327,330
            =======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments
Nuveen Insured New York
Premium Income Municipal Fund, Inc. (NNF)
  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            EDUCATIONAL FACILITIES - 11.9%

$ 4,500,000 Dormitory Authority of the State of New York, City University System Consolidated,       7/00 at 102   Aaa    $4,899,285
               Second General Resolution Revenue Bonds, Series 1990C, 7.000%, 7/01/14

  2,000,000 Dormitory Authority of the State of New York, New York University, Insured Revenue       7/01 at 102   Aaa     2,085,540
               Bonds, Series 1991, 6.000%, 7/01/15

  2,500,000 Dormitory Authority of the State of New York, State University Educational Facilities,   5/03 at 102   Aaa     2,581,525
               Revenue Bonds, Series 1995A, 6.000%, 5/15/22

  2,000,000 Dormitory Authority of the State of New York, City University System Consolidated,      No Opt. Call   Aaa     2,151,720
               Second General Resolution Revenue Bonds, Series 1993A, 5.750%, 7/01/18

  2,450,000 Dormitory Authority of the State of New York, Mount Sinai School of Medicine, Insured    7/04 at 102   Aaa     2,322,649
               Revenue Bonds, Series 1994A, 5.000%, 7/01/21

  1,000,000 Dormitory Authority of the State of New York, University of Rochester, Strong Memorial   7/04 at 102   Aaa       993,350
               Hospital Revenue Bonds, Series 1994, 5.500%, 7/01/21

  2,000,000 Dormitory Authority of the State of New York, St. John University, Insured Revenue       7/06 at 102   Aaa     2,052,480
               Bonds, Series 1996, 5.600%, 7/01/16

  3,000,000 Dormitory Authority of the State of New York, New School for Social Research, Insured    7/07 at 102   Aaa     3,100,770
               Revenue Bonds, Series 1997, 5.750%, 7/01/26

  2,000,000 County of Monroe County Industrial Development Agency, Civic Facility Revenue Bonds      6/05 at 102   Aaa     2,109,340
               (Nazareth College of Rochester Project), Series 1995, 6.000%, 6/01/20


-----------------------------------------------------------------------------------------------------------------------------------
            ESCROWED BONDS - 13.6%

            Dormitory Authority of the State of New York, Colgate University,
            Insured Revenue Bonds, Series 1991A:
  1,250,000    6.700%, 7/01/11 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,381,738
  1,000,000    6.500%, 7/01/21 (Pre-refunded to 7/01/01)                                             7/01 at 102   Aaa     1,098,500

  6,855,000 Dormitory Authority of the  State of New York, City University System Consolidated,      7/04 at 102   Aaa     7,908,476
               Third General Resolution Revenue Bonds, 1994 Series 2, 6.750%, 7/01/24
               (Pre-refunded to 7/01/04)

    100,000 New York State Medical Care Facilities Finance Agency, St. Luke's-Roosevelt Hospital     2/00 at 102   Aaa       109,497
               Center FHA-Insured Mortgage Revenue Bonds, 1989 Series B, 7.450%, 2/15/29
               (Pre-refunded to 2/15/00)

  2,000,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1992B,  7/02 at 102   Aaa     2,206,300
               6.250%, 7/01/17 (Pre-refunded to 7/01/02)

  1,000,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1994A, 7/04 at 101 1/2Aaa     1,128,210
               6.375%, 7/01/18 (Pre-refunded to 7/01/04)

  2,385,000 The City of New York, General Obligation Bonds, 1992 Series C, 6.625%, 8/01/14       8/02 at 101 1/2   Aaa     2,663,163
               (Pre-refunded to 8/01/02)

  1,500,000 The City of New York, General Obligation Bonds, Fiscal 1990 Series F, 6.000%, 8/01/198/98 at 101 1/2   Aaa     1,544,310

  3,000,000 The City of New York, General Obligation Bonds, Fiscal 1992 Series A, 7.750%, 8/15/15 8/01 at 101 1/2  Aaa     3,422,820
               (Pre-refunded to 8/15/01)

  3,800,000 Triborough Bridge and Tunnel Authority, General Purpose Revenue Bonds, Series T,         1/01 at 100   Aaa     4,016,904
               6.000%, 1/01/22 (Pre-refunded to 1/01/01)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            GENERAL OBLIGATION BONDS - 16.6%

$ 2,000,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities      12/02 at 102   Aaa    $2,163,600
               Improvement Revenue Bonds, 1992 Series A, 6.375%, 8/15/17

  4,500,000 New York Medical Care Facilities Finance Agency, Mental Health Services Facilities       2/04 at 102   Aaa     4,381,740
               Improvement Revenue Bonds, 1994 Series A, 5.250%, 8/15/23

  1,595,000 Town of Huntington, Suffolk County, New York, General Obligation Refunding Bonds,        4/03 at 102   Aaa     1,636,358
               1993, 5.500%, 4/01/13

    210,000 County of Nassau, New York, General Obligation Serial Bonds, Serial General             No Opt. Call   Aaa       218,870
               Improvement Bonds, Series 1993-H, 5.500%, 6/15/16

  1,500,000 County of Nassau, New York, General  Obligation Serial Bonds, Serial General             8/04 at 103   Aaa     1,582,815
               Improvement Bonds, Series O, 5.700%, 8/01/13

  4,000,000 The City of New York, General Obligation Bonds, Fiscal 1995 Series E, 8 .000%, 8/01/05  No Opt. Call   Aaa     4,894,800

  4,000,000 The City of New York, General Obligation Bonds, Fiscal 1997 Series I and J,             No Opt. Call   Aaa     4,472,240
               6.250%, 4/15/07

  2,260,000 The City of New York, General Obligation Bonds, Fiscal 1998 Series B, 6.000%, 8/01/07   No Opt. Call   Aaa     2,489,119

    100,000 County of Niagara, New York, Public Improvement (Serial) Bonds, 1993, 5.750%, 8/15/20    8/00 at 102   Aaa       101,647

  2,115,000 City of Niagara Falls, Niagara County, New York, Water Treatment Plant (Serial) Bonds,  No Opt. Call   Aaa     2,764,432
               1994, 8.500%, 11/01/08 (Alternative Minimum Tax)

            City of Niagara Falls, Niagara County, New York, Public Improvement (Serial) Bonds, 1994:
  1,000,000    7,500%, 3/01/13                                                                      No Opt. Call   Aaa     1,270,830
  2,000,000    6.900%, 3/01/22                                                                       3/04 at 102   Aaa     2,272,180

  2,750,000 City of Yonkers, New York, Refunding Serial Bonds, 1993-C, 5.500%, 9/01/09               9/03 at 102   Aaa     2,860,770


-----------------------------------------------------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES - 20.0%

  1,905,000 Dormitory Authority of the State of New York, Long Beach Medical Center, FHA-Insured     8/05 at 102   Aaa     1,938,071
               Mortgage Hospital Revenue Bonds, Series 1995, 5.550%, 8/01/15

  3,000,000 Dormitory Authority of the State of New York, Ellis Hospital, FHA-Insured Mortgage       8/05 at 102   Aaa     3,020,040
               Hospital Revenue Bonds, Series 1995, 5.600%, 8/01/25

  4,000,000 Dormitory Authority of the State of New York, Maimonides Medical Center, FHA-Insured     2/06 at 102   Aaa     4,193,440
               Mortgage Revenue Bonds, Series 1996A, 5.750%, 8/01/14

  4,725,000 Dormitory Authority of the State of New York, The Rosalind and Joseph Gurwin Jewish      2/07 at 102   Aaa     4,764,076
               Geriatric Center of Long Island, Inc., FHA-Insured Mortgage Nursing Home Revenue
               Bonds, Series 1997, 5.600%, 2/01/27

  2,635,000 New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home         8/02 at 102   AAA     2,815,893
               FHA-Insured Mortgage Revenue Bonds, 1992 Series C (Mount Sinai Hospital),
               6.375%, 8/15/29

  2,500,000 New York State Medical Care Facilities Finance Agency, South Nassau Communities         11/02 at 102   Aaa     2,670,100
               Hospital Project Revenue Bonds, 1992 Series A, 6.125%, 11/01/11

  4,395,000 New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Project      8/05 at 102    Aa     4,748,402
               Revenue Bonds, 1995 Series F, 6.200%, 8/15/15

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            HEALTH CARE FACILITIES - continued
$ 7,800,000 New York State Medical Care Facilities Finance Agency, New York Hospital FHA-Insured     2/05 at 102   Aaa    $8,795,904
               Mortgage Revenue Bonds, 1994 Series A, 6.800%, 8/15/24

  4,700,000 New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage         2/04 at 102   Aaa     4,656,431
               Revenue Bonds, 1994 Series A Refunding, 5.375%, 2/15/25


-----------------------------------------------------------------------------------------------------------------------------------
            HOUSING FACILITIES - 4.5%

  2,250,000 New York State Finance Agency, Housing Project Mortgage Revenue Bonds, 1996              5/06 at 102   Aaa     2,367,113
               Series A Refunding, 6.125%, 11/01/20

  2,000,000 New York State Urban Development Corporation, Section 236 Revenue Bonds, Series          1/02 at 102   Aaa     2,202,320
               1992A, 6.700%, 1/01/12

  2,500,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series              3/03 at 102    Aa     2,654,325
               30-B, 6.650%, 10/01/25 (Alternative Minimum Tax)

  1,200,000 State of New York Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series             10/03 at 102   Aa2     1,217,592
               30-C-1, 5.850%, 10/01/25 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            LEASE RENTAL - 1.0%

  1,900,000 New York State Urban Development Corporation Correctional Facilities Revenue Bonds,     No Opt. Call   Aaa     1,942,693
               1993A, Refunding Series, 5.250%, 1/01/14


-----------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE - 8.6%

  2,500,000 Dormitory Authority of the State of New York, The New York Public Library, Insured       7/02 at 102   Aaa     2,571,900
               Revenue Bonds, Series 1992A, 5.875%, 7/01/22

  2,000,000 New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 1995A,     4/05 at 102   Aaa     2,236,040
               6.250%, 4/01/06

  1,165,000 Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds, 1985             7/04 at 102   Aaa     1,247,925
               Facility - Series B, 1994, 6.125%, 7/01/13 (Alternative Minimum Tax)

  1,815,000 Islip Resource Recovery Agency, Resource Recovery System Revenue Bonds, 1985            No Opt. Call   Aaa     2,007,771
               Facility - Series D, 1995, 6.150%, 7/01/05

  5,460,000 The Trust for Cultural Resources of The City of New York, New York Botanical Garden      7/06 at 101   Aaa     5,640,125
               Recreational Facilities Improvements, 5.800%, 7/01/26

  1,250,000 The Trust for Cultural Resource of The City of New York, Revenue Refunding Bonds,        1/07 at 102   Aaa     1,257,175
               Series 1996A (The Museum of Modern Art), 5.500%, 1/01/21

  1,000,000 New York Industrial Development Agency, Civic Facility Revenue Bonds (USTA National     11/04 at 102   Aaa     1,099,370
               Tennis Center Incorporated Project), 6.375%, 11/15/14


-----------------------------------------------------------------------------------------------------------------------------------
            POLLUTION CONTROL FACILITIES - 6.3%

  6,100,000 New York State Energy Research and Development Authority, Pollution Control Revenue      5/02 at 102   Aaa     6,602,701
               Bonds, Series 1992B (Rochester Gas and Electric Corporation Projects),
               6.500%, 5/15/32 (Alternative Minimum Tax)

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            POLLUTION CONTROL FACILITIES - continued

$ 2,500,000 New York State Energy Research and Development Authority, Adjustable Rate Pollution      7/05 at 102   Aaa    $2,632,725
               Control Revenue Bonds (New York State Electric and Gas Corporation Project),
               1987 Series A, 6.150%, 7/01/26 (Alternative Minimum Tax)

  2,500,000 New York State Energy Research and Development Authority, Facilities Revenue Bonds,     12/01 at 101   Aaa     2,656,800
               Series 1992B (Consolidated Edison Company of New York, Inc. Project),
               6.375%, 12/01/27 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION - 7.9%

  1,900,000 New York State Thruway Authority, General Revenue Bonds, Series C, 6.000%, 1/01/25       1/05 at 102   Aaa     2,000,358

  4,500,000 Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series 1997A, 7/07 at 101 1/2Aaa     4,586,850
               5.625%, 7/01/27

  1,700,000 Metropolitan Transportation Authority, Transit Facilities Revenue Bonds, Series A,       7/06 at 102   Aaa     1,814,529
               6.100%, 7/01/21

  1,800,000 Monroe County Airport Authority, Greater Rochester International Airport Revenue         1/03 at 102   Aaa     1,741,194
               Refunding Bonds, Series 1993, 5.375%, 1/01/19 (Alternative Minimum Tax)

  2,000,000 New York City Industrial Development Agency, Amended and Restated Industrial            11/04 at 102   Aaa     2,103,240
               Development Revenue Bonds (1991 Japan Airlines Company, Ltd. Project),
               6.000%, 11/01/15 (Alternative Minimum Tax)

  2,500,000 The Port Authority of New York and New Jersey, Consolidated Bonds, Eighty-Fourth         1/03 at 101   Aaa     2,577,425
               Series, 5.875%, 7/15/16 (Alternative Minimum Tax)


-----------------------------------------------------------------------------------------------------------------------------------
            UTILITIES - 4.5%

  2,500,000 New York State Energy Research and Development Authority, Adjustable Rate Gas            5/02 at 102   Aaa     2,736,200
               Facilities Revenue Bonds, Series 1989A (The Brooklyn Union Gas Company Project),
               6.750%, 2/01/24 (Alternative Minimum Tax)

  2,750,000 New York State Energy Research and Development Authority, Gas Facilities Revenue         7/03 at 102   Aaa     2,749,753
               Bonds, Series C(The Brooklyn Union Gas Company Project), 5.600%, 6/01/25
               (Alternative Minimum Tax)

  2,500,000 Puerto Rico, Electric Power Authority, Power Revenue Refunding Bonds, Series Y,         No Opt. Call   Aaa     2,977,873
               7.000%, 7/01/07


-----------------------------------------------------------------------------------------------------------------------------------
            WATER/SEWER FACILITIES - 2.7%

            Suffolk County Water Authority, New York, Water System Revenue Bonds, Series
            1993 Refunding:
  2,500,000    5.100%, 6/01/11                                                                      No Opt. Call   Aaa     2,557,750
  2,500,000    5.100%, 6/01/12                                                                      No Opt. Call   Aaa     2,546,200

-----------------------------------------------------------------------------------------------------------------------------------
$171,320,000 Total Investments - (cost $172,109,969) - 97.6%                                                             183,216,282
============-----------------------------------------------------------------------------------------------------------------------

  Principal                                                                                       Optional Call               Market
     Amount Description                                                                            Provisions*    Ratings**    Value
            Temporary Investments in Short-Term Municipal Securities - 1.4%

$   500,000 The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Variable Rate                 VMIG-1      $500,000
               Demand Bonds, 3.750%, 8/15/05+

  2,200,000 New York State Energy Research and Development Authority Pollution Control (Niagara                    P-1     2,200,000
               Mohawk Power Corporation), Variable Rate Demand Bonds, 3.800%, 3/01/27+
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,700,000 Total Temporary Investments - 1.4%                                                                             2,700,000
===========------------------------------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities - 1.0%                                                                           1,896,461
            -----------------------------------------------------------------------------------------------------------------------
            Net Assets - 100%                                                                                           $187,812,743
            =======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Statement of Net Assets
September 30, 1997
                                                                                                                         New York
                                                                                         New York         New York     Investment
                                                                                            Value Performance Plus        Quality
Assets
Investments in municipal securities,
   at market value (note 1)                                                          $152,034,840    $336,926,207    $389,318,493
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                                  400,000       1,100,000         900,000
Cash                                                                                       86,049            --              --
Receivables:
   Interest                                                                             2,744,553       6,006,952       7,447,129
   Investments sold                                                                          --            25,000          65,000
Other assets                                                                                5,240          28,280          19,835
                                                                                     ------------    ------------    ------------
      Total assets                                                                    155,270,682     344,086,439     397,750,457
                                                                                     ------------    ------------    ------------
Liabilities
Cash overdraft                                                                               --            29,605         173,122
Accrued expenses:
   Management fees (note 6)                                                                78,603         179,305         206,682
   Other                                                                                  136,564         163,226         195,910
Preferred share dividends payable                                                             N/A          37,437          58,181
Common share dividends payable                                                            757,709       1,356,835       1,547,818
                                                                                     ------------    ------------    ------------
      Total liabilities                                                                   972,876       1,766,408       2,181,713
                                                                                     ------------    ------------    ------------
Net assets (note 7)                                                                  $154,297,806    $342,320,031    $395,568,744
                                                                                     ============    ============    ============
Preferred shares, at liquidation value                                                        N/A    $104,300,000    $120,000,000
                                                                                     ============    ============    ============
Preferred shares outstanding                                                                  N/A           4,172           4,800
                                                                                     ============    ============    ============
Common shares outstanding                                                              15,004,145      14,668,484      17,391,211
                                                                                     ============    ============    ============
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)                                      $      10.28    $      16.23    $      15.85
                                                                                     ============    ============    ============
N/A - Fund is not authorized to issue Preferred Shares

Statement of Net Assets
September 30, 1997
                                                                                                                          Insured
                                                                                         New York        New York        New York
                                                                                   Select Quality  Quality Income  Premium Income
Assets
Investments in municipal securities,
   at market value (note 1)                                                          $505,825,932    $532,634,831    $183,216,282
Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                                                1,200,000         500,000       2,700,000
Cash                                                                                         --              --            48,193
Receivables:
   Interest                                                                             8,570,445       8,606,488       2,665,147
   Investments sold                                                                       200,000            --              --
Other assets                                                                               15,846          18,997           9,426
                                                                                     ------------    ------------    ------------
      Total assets                                                                    515,812,223     541,760,316     188,639,048
                                                                                     ------------    ------------    ------------
Liabilities
Cash overdraft                                                                            107,057          68,017            --
Accrued expenses:
   Management fees (note 6)                                                               266,784         279,730          99,256
   Other                                                                                  191,649         178,918         141,545
Preferred share dividends payable                                                          68,041          66,333          22,601
Common share dividends payable                                                          1,885,291       1,839,988         562,903
                                                                                     ------------    ------------    ------------
      Total liabilities                                                                 2,518,822       2,432,986         826,305
                                                                                     ------------    ------------    ------------
Net assets (note 7)                                                                  $513,293,401    $539,327,330    $187,812,743
                                                                                     ============    ============    ============
Preferred shares, at liquidation value                                               $150,000,000    $170,000,000    $ 65,000,000
                                                                                     ============    ============    ============
Preferred shares outstanding                                                                6,000           6,800           2,600
                                                                                     ============    ============    ============
Common shares outstanding                                                              22,852,015      23,589,592       8,217,560
                                                                                     ============    ============    ============
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)                                      $      15.90    $      15.66    $      14.95
                                                                                     ============    ============    ============

Statement of Operations
Year ended September 30, 1997
                                                                        New York             New York             New York
                                                                           Value     Performance Plus   Investment Quality
Investment Income
Tax-exempt interest income (note 1)                                 $ 10,499,483         $ 22,496,341         $ 25,651,334
                                                                    ------------         ------------         ------------
Expenses
   Management fees (note 6)                                              966,748            2,170,957            2,509,441
   Preferred shares - auction fees                                           N/A              260,988              300,274
   Preferred shares - dividend disbursing agent fees                         N/A               35,279               24,898
   Shareholders' servicing agent fees and expenses                        60,637               53,084               49,604
   Custodian's fees and expenses                                          42,507               63,949               66,095
   Directors' fees and expenses (note 6)                                   1,110                2,629                3,015
   Professional fees                                                      16,657               15,796               20,471
   Shareholders' reports - printing and mailing expenses                  64,509               77,373               80,485
   Stock exchange listing fees                                            25,566               20,673               24,488
   Investor relations expense                                             16,404               28,141               30,770
   Portfolio insurance expense                                              --                   --                105,052
   Other expenses                                                          9,147               24,599               26,365
                                                                    ------------         ------------         ------------
      Total expenses                                                   1,203,285            2,753,468            3,240,958
                                                                    ------------         ------------         ------------
Net investment income                                                  9,296,198           19,742,873           22,410,376
                                                                    ------------         ------------         ------------
Realized and Unrealized Gain (Loss)
   from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                     2,270,242              885,201              176,218
Net change in unrealized appreciation or depreciation
   of investments                                                     (1,376,339)            (350,482)            (693,456)
                                                                    ------------         ------------         ------------
Net gain (loss) from investments                                         893,903              534,719             (517,238)
                                                                    ------------         ------------         ------------
Net increase in net assets from operations                          $ 10,190,101         $ 20,277,592         $ 21,893,138
                                                                    ============         ============         ============
N/A - Fund is not authorized to issue Preferred Shares

Statement of Operations
Year ended September 30, 1997
                                                                         New York             New York     Insured New York
                                                                   Select Quality       Quality Income       Premium Income
Investment Income
Tax-exempt interest income (note 1)                                  $ 31,719,919         $ 31,728,288         $ 10,400,718
                                                                     ------------         ------------         ------------
Expenses
   Management fees (note 6)                                             3,224,304            3,367,803            1,188,429
   Preferred shares - auction fees                                        375,342              425,387              162,649
   Preferred shares - dividend disbursing agent fees                       21,175               41,781               23,897
   Shareholders' servicing agent fees and expenses                         50,701               49,040               16,671
   Custodian's fees and expenses                                           78,483               81,145               45,875
   Directors' fees and expenses (note 6)                                    3,824                3,988                1,519
   Professional fees                                                       20,895               20,981               16,900
   Shareholders' reports - printing and mailing expenses                  108,172              113,434               48,881
   Stock exchange listing fees                                             34,210               32,976               16,184
   Investor relations expense                                              37,988               39,273               13,875
   Portfolio insurance expense                                            136,484               28,027               20,469
   Other expenses                                                          30,237               29,868               15,665
                                                                     ------------         ------------         ------------
      Total expenses                                                    4,121,815            4,233,703            1,571,014
                                                                     ------------         ------------         ------------
Net investment income                                                  27,598,104           27,494,585            8,829,704
                                                                     ------------         ------------         ------------
Realized and Unrealized Gain (Loss)
   from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                        (98,622)             597,191            (694,840)
Net change in unrealized appreciation or depreciation
   of investments                                                       2,803,071            8,255,873            6,323,270
                                                                     ------------         ------------         ------------
Net gain (loss) from investments                                        2,704,449            8,853,064            5,628,430
                                                                     ------------         ------------         ------------
Net increase in net assets from operations                           $ 30,302,553         $ 36,347,649          $14,458,134
                                                                     ============         ============         ============

Statement of Changes in Net Assets
                                                    New York Value         New York Performance Plus   New York Investment Quality
                                              Year ended     Year ended     Year ended    Year ended      Year ended    Year ended
                                                 9/30/97        9/30/96        9/30/97       9/30/96         9/30/97       9/30/96
Operations
Net investment income                      $   9,296,198  $   8,922,987   $ 19,742,873  $ 19,625,434    $ 22,410,376  $ 22,303,176
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                2,270,242        390,448        885,201        97,055         176,218       605,193
Net change in unrealized appreciation or
   depreciation of investments                (1,376,339)    (2,759,606)      (350,482)   (3,343,913)       (693,456)   (5,097,400)
                                           -------------  -------------   ------------  ------------    ------------  ------------
Net increase in net assets from operations    10,190,101      6,553,829     20,277,592    16,378,576      21,893,138    17,810,969
                                           -------------  -------------   ------------  ------------    ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                     (9,315,828)    (9,254,789)   (16,214,120)  (16,274,400)    (18,482,364)  (18,037,677)
      Preferred shareholders                         N/A            N/A     (3,458,793)   (3,634,033)     (3,888,069)   (4,054,584)
From accumulated net realized gains from
   investment transactions:
      Common shareholders                       (107,163)      (480,474)            --            --        (416,639)     (387,001)
      Preferred shareholders                         N/A            N/A             --            --         (91,224)     (108,312)
                                           -------------  -------------   ------------  ------------    ------------  ------------
Decrease in net assets from distributions
   to shareholders                            (9,422,991)    (9,735,263)   (19,672,913)  (19,908,433)    (22,878,296)  (22,587,574)
                                           -------------  -------------   ------------  ------------    ------------  ------------
Capital Share Transactions (note 2)
Net proceeds from shares issued in
   acquisition of New York Income (note 1)            --     28,973,267             --            --              --            --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                            1,682,801      1,571,945      2,355,206     2,644,024       2,364,645     2,954,112
                                           -------------  -------------   ------------  ------------    ------------  ------------
Net increase in net assets from capital
   share transactions                          1,682,801     30,545,212      2,355,206     2,644,024       2,364,645     2,954,112
                                           -------------  -------------   ------------  ------------    ------------  ------------
   Net increase (decrease) in net assets       2,449,911     27,363,778      2,959,885      (885,833)      1,379,487    (1,822,493)
Net assets at beginning of year              151,847,895    124,484,117    339,360,146   340,245,979     394,189,257   396,011,750
                                           -------------  -------------   ------------  ------------    ------------  ------------
Net assets at end of year                  $ 154,297,806  $ 151,847,895   $342,320,031  $339,360,146    $395,568,744  $394,189,257
                                           =============  =============   ============  ============    ============  ============
Balance of undistributed net investment
   income at end of year                   $      55,845  $      75,475   $    664,788  $    594,828    $  1,226,149  $  1,186,206
                                           =============  =============   ============  ============    ============  ============

N/A - Fund is not authorized to issue Preferred Shares

Statement of Changes in Net Assets
                                                                                                               Insured New York
                                               New York Select Quality      New York Quality Income             Premium Income
                                              Year ended    Year ended      Year ended    Year ended      Year ended    Year ended
                                                 9/30/97       9/30/96         9/30/97       9/30/96         9/30/97       9/30/96
Operations
Net investment income                       $ 27,598,104   $ 27,360,961   $ 27,494,585  $ 27,798,688    $  8,829,704  $  8,865,077
Net realized gain (loss) from investment
   transactions (notes 1 and 4)                  (98,622)       345,109        597,191     1,173,040        (694,840)     (465,881)
Net change in unrealized appreciation or
   depreciation of investments                 2,803,071     (2,139,436)     8,255,873      (417,870)      6,323,270     3,162,286
                                           -------------  -------------   ------------  ------------    ------------  ------------
Net increase in net assets from operations    30,302,553     25,566,634     36,347,649    28,553,858      14,458,134    11,561,482
                                           -------------  -------------   ------------  ------------    ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
      Common shareholders                    (22,496,588)   (22,552,249)   (21,998,285)  (21,903,186)     (6,754,836)   (6,570,290)
      Preferred shareholders                  (4,899,015)    (5,066,202)    (5,531,743)   (5,864,574)     (2,066,404)   (2,183,049)
From accumulated net realized gains from
   investment transactions:
      Common shareholders                       (282,980)      (557,052)      (680,173)     (460,749)             --            --
      Preferred shareholders                     (61,908)      (143,064)      (176,348)     (135,268)             --            --
                                           -------------  -------------   ------------  ------------    ------------  ------------
Decrease in net assets from distributions
   to shareholders                           (27,740,491)   (28,318,567)   (28,386,549)  (28,363,777)     (8,821,240)   (8,753,339)
                                           -------------  -------------   ------------  ------------    ------------  ------------
Capital Share Transactions (note 2)
Net proceeds from shares issued in
   acquisition of New York Income (note 1)           --              --             --            --              --            --
Net proceeds from Common shares issued
   to shareholders due to reinvestment
   of distributions                            4,603,400      3,539,742      2,432,567       716,291              --            --
                                           -------------  -------------   ------------  ------------    ------------  ------------
Net increase in net assets from capital
   share transactions                          4,603,400      3,539,742      2,432,567       716,291              --            --
                                           -------------  -------------   ------------  ------------    ------------  ------------
   Net increase (decrease) in net assets       7,165,462        787,809     10,393,667       906,372       5,636,894     2,808,143
Net assets at beginning of year              506,127,939    505,340,130    528,933,663   528,027,291     182,175,849   179,367,706
                                           -------------  -------------   ------------  ------------    ------------  ------------
Net assets at end of year                   $513,293,401  $ 506,127,939   $539,327,330  $528,933,663    $187,812,743  $182,175,849
                                           =============  =============   ============  ============    ============  ============
Balance of undistributed net investment
   income at end of year                    $  1,014,219  $     811,718   $  1,257,173  $  1,292,616    $    561,399  $    552,935
                                           =============  =============   ============  ============    ============  ============

NOTES TO FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The New York Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc.
(NNP), Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc. (NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN) and Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF).

New York Value is not authorized by its Articles of Incorporation to issue Preferred shares. Therefore, in the Notes to Financial Statements, "N/A" represents not-applicable.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On January 8, 1996, New York Value acquired all of the net assets of Nuveen New York Municipal Income Fund, Inc. (New York Income) pursuant to a plan of reorganization approved by the shareholders of New York Income on November 16, 1995. The acquisition was accomplished by a tax-free exchange of 2,770,666 shares of New York Value for the 2,521,957 shares of New York Income outstanding on January 8, 1996. New York Income's net assets at that date of $28,973,267 including $2,191,385 of net unrealized appreciation which were combined with that of New York Value. The combined net assets of New York Value immediately after the acquisition were $154,177,791.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At September 30, 1997, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per Common share for New York Value and $.01 per Common share for the other Funds. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended September 30, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distribu tions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                        New York             New York            New York
                                        Performance Plus     Investment Quality  Select Quality
Number of shares:
   Series M                             1,600                   --                  --
   Series T                                --                2,400                  --
   Series W                             2,000                   --               2,400
   Series Th                               --                   --               3,600
   Series F                               572                2,400                  --
                                        -----                -----               -----
Total                                   4,172                4,800               6,000
                                        =====                =====               =====
                                         New York            Insured New York
                                         Quality Income      Premium Income
Number of shares:
   Series M                             2,200                1,320
   Series T                                --                1,280
   Series W                             2,200                   --
   Series Th                            2,400                   --
   Series F                                --                   --
                                        -----                -----
Total                                   6,800                2,600
                                        =====                =====

Insurance
New York Investment Quality, New York Select Quality, New York Quality Income and Insured New York Premium Income invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended September 30, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. FUND SHARES
Transactions in Common shares were as follows:

                                New York Value       New York Performance Plus   New York Investment Quality
                            Year ended Year ended      Year ended Year ended        Year ended Year ended
                               9/30/97    9/30/96         9/30/97    9/30/96           9/30/97    9/30/96
Common shares:
Shares issued in acquisition
   of New York Income
   (note 1)                         --  2,770,666               --        --                --       --
Shares issued to shareholders
   due to reinvestment
   of distributions            161,496    144,082          134,942   152,270           138,095    176,362
                               -------  ---------          -------   -------           -------    -------
Net increase                   161,496  2,914,748          134,942   152,270           138,095    176,362
                               =======  =========          =======   =======           =======    =======
                                                                                      Insured New York
                            New York Select Quality   New York Quality Income          Premium Income
                            Year ended Year ended       Year ended Year ended       Year ended Year ended
                               9/30/97    9/30/96          9/30/97   9/30/96           9/30/97    9/30/96
Common shares:
Shares issued in acquisition
   of New York Income
   (note 1)                         --        --                --        --                --         --
Shares issued to shareholders
   due to reinvestment
   of distributions            285,405    219,492          154,902    46,461                --         --
                               -------    -------          -------   -------           -------    -------
Net increase                   285,405    219,492          154,902    46,461                --         --
                               =======    =======          =======   =======           =======    =======

3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On October 1, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid November 3, 1997, to shareholders of record on October 15, 1997, as follows:

                                         New York            New York                New York
                                            Value    Performance Plus      Investment Quality
Dividend per share                         $.0505              $.0925                  $.0890
                                           ======              ======                 =======
                                         New York            New York        Insured New York
                                   Select Quality      Quality Income          Premium Income
Dividend per share                         $.0825              $.0780                  $.0685
                                           ======              ======                 =======

4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended September 30, 1997, were as follows:

                                                    New York          New York            New York
                                                       Value  Performance Plus  Investment Quality
Purchases:
   Investments in municipal securities           $46,026,483       $28,070,867         $ 9,557,998
   Temporary municipal investments                26,400,000        19,740,000          12,100,000

Sales and Maturities:
   Investments in municipal securities            41,014,826        23,472,530           7,459,084
   Temporary municipal investments                29,000,000        22,240,000          11,900,000
                                                 ===========       ===========         ===========
                                                    New York          New York    Insured New York
                                              Select Quality     uality Income      Premium Income
Purchases:
   Investments in municipal securities           $17,517,670       $72,404,037         $42,867,788
   Temporary municipal investments                15,650,000        37,100,000          21,400,000

Sales and Maturities:
   Investments in municipal securities            13,096,700        69,105,469          44,810,915
   Temporary municipal investments                15,750,000        36,900,000          19,000,000
                                                 ===========       ===========         ===========

At September 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At September 30, 1997, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                    New York         New York    Insured New York
                            Performance Plus   Select Quality      Premium Income
Expiration year:
   2000                            $      --          $    --          $   14,718
   2002                            1,709,368               --           1,613,938
   2003                              356,638               --               3,373
   2004                              504,763               --           2,802,391
   2005                                   --           98,622             540,548
                                  ----------          -------          ----------
Total                             $2,570,769          $98,622          $4,974,968
                                  ==========          =======          ==========

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 1997, were as follows:

                                                         New York           New York           New York
Gross unrealized:
   appreciation                                      $  9,667,880       $ 26,652,786       $ 30,390,693
   depreciation                                            (2,177)            (3,622)                --
                                                     ------------       ------------       ------------
Net unrealized appreciation                          $  9,665,703       $ 26,649,164       $ 30,390,693
                                                     ============       ============       ============
                                                         New York           New York   Insured New York
                                                   Select Quality     Quality Income     Premium Income
Gross unrealized:
   appreciation                                      $ 43,265,630       $ 39,711,565       $ 11,106,313
   depreciation                                                --             (2,539)                --
                                                     ------------       ------------       ------------
Net unrealized appreciation                          $ 43,265,630       $ 39,709,026       $ 11,106,313
                                                     ============       ============       ============

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under New York Value's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly of .35 of 1% of the average daily net asset value of the Fund, as well as 4.125% of the gross interest income of the Fund.

Under the Fund's (excluding New York Value) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund as follows:

Average daily net asset value        Management fee
For the first $125 million              .6500 of 1%
For the next $125 million               .6375 of 1
For the next $250 million               .6250 of 1
For the next $500 million               .6125 of 1
For the next $1 billion                 .6000 of 1
For net assets over $2 billion          .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At September 30, 1997, net assets consisted of:

                                                                                                           New York
                                                                         New York         New York       Investment
                                                                            Value Performance Plus          Quality
Preferred shares, $25,000 stated value per share,
   at liquidation value                                             $         N/A    $ 104,300,000    $ 120,000,000
Common shares, $.01 par value per share                                   150,041          146,685          173,912
Paid-in surplus                                                       143,049,409      213,130,163      243,603,507
Balance of undistributed net investment income                             55,845          664,788        1,226,149
Accumulated net realized gain (loss) from
   investment transactions                                              1,376,808       (2,570,769)         174,483
Net unrealized appreciation of investments                              9,665,703       26,649,164       30,390,693
                                                                    -------------    -------------    -------------
    Net assets                                                      $ 154,297,806    $ 342,320,031    $ 395,568,744
                                                                    =============    =============    =============
Authorized shares:
   Common                                                             250,000,000      200,000,000      200,000,000
   Preferred                                                                  N/A        1,000,000        1,000,000
                                                                    =============    =============    =============
                                                                         New York         New York Insured New York
                                                                   Select Quality   Quality Income   Premium Income
Preferred shares, $25,000 stated value per share,
    at liquidation value                                            $ 150,000,000    $ 170,000,000    $  65,000,000
Common shares, $.01 par value per share                                   228,520          235,896           82,176
Paid-in surplus                                                       318,883,654      327,528,044      116,660,930
Balance of undistributed net investment income                          1,014,219        1,257,173          561,399
Accumulated net realized gain (loss) from
   investment transactions                                                (98,622)         597,191       (5,598,075)
Net unrealized appreciation of investments                             43,265,630       39,709,026       11,106,313
                                                                    -------------    -------------    -------------
    Net assets                                                      $ 513,293,401    $ 539,327,330    $ 187,812,743
                                                                    =============    =============    =============
Authorized shares:
   Common                                                             200,000,000      200,000,000      200,000,000
   Preferred                                                            1,000,000        1,000,000        1,000,000
                                                                    =============    =============    =============

Financial Highlights
Selected data for a common share outstanding throughout each period is as follows:
                                                                                 Dividends from tax-exempt
                                                    Operating performance            net investment income
                              Net asset                           Net realized
                                  value            Net          and unrealized
                              beginning     investment              gain (loss)     To Common    To Preferred
                              of period         income        from investments   Shareholders   Shareholders+
New York Value
Year ended 9/30:
    1997                        $ 10.23          $ .62               $  .06           $ (.62)      $ N/A
    1996                          10.44            .64                 (.15)            (.66)        N/A
    1995                          10.39            .66                  .06             (.67)        N/A
    1994                          10.99            .66                 (.57)            (.67)        N/A
    1993                          10.74            .66                  .40             (.67)        N/A
Two months ended
    9/30/92                       10.87            .11                 (.13)            (.11)        N/A
Year ended 7/31,
    1992                          10.27            .68                  .73             (.68)        N/A
    1991                          10.20            .68                  .12             (.68)        N/A
    1990                          10.37            .68                 (.13)            (.68)        N/A
    1989                           9.95            .68                  .66             (.68)        N/A
10/7/87 to
    7/31/88                        9.35            .51                  .55             (.46)        N/A
New York Performance Plus
Year ended 9/30:
    1997                          16.17           1.35                  .06            (1.11)       (.24)
    1996                          16.41           1.36                 (.22)           (1.13)       (.25)
    1995                          15.91           1.37                  .52            (1.12)       (.27)
    1994                          17.24           1.36                (1.29)           (1.13)       (.27)
    1993                          15.73           1.38                 1.54            (1.17)       (.24)
11 months ended
    9/30/92                       14.93           1.28                  .74            (1.00)       (.22)
Year ended
    10/31/91                      13.44           1.39                 1.49            (1.05)       (.34)
11/15/89 to
    10/31/90                      14.05           1.14                (.46)            (.79)        (.26)
New York Investment Quality
Year ended 9/30:
    1997                          15.89           1.29                (.01)           (1.07)        (.22)
    1996                          16.16           1.30                (.25)           (1.05)        (.24)
    1995                          15.71           1.30                 .48            (1.05)        (.28)
    1994                          17.29           1.30               (1.56)           (1.08)        (.24)
    1993                          15.83           1.31                1.49            (1.10)        (.24)
11 months ended
    9/30/92                       14.98           1.22                 .84             (.97)        (.21)
11/20/90 to
    10/31/91                      14.05           1.07                1.02             (.77)        (.20)

                                                 Distributions from
                                                    capital gains
                                                                       Organization and
                                                                      offering costs and                          Per common
                                                                         Preferred share         Net asset             share
                                             To Common     To Preferred     underwriting             value      market value
                                          Shareholders     Shareholders+       discounts     end of period     end of period
New York Value

Year ended 9/30:
    1997                                        $(.01)             $N/A              $--           $10.28           $10.6875
    1996                                         (.04)              N/A               --            10.23            10.5000
    1995                                            --              N/A               --            10.44            10.3750
    1994                                         (.02)              N/A               --            10.39            10.5000
    1993                                         (.14)              N/A               --            10.99            11.2500
Two months ended
    9/30/92                                         --              N/A               --            10.74            11.2500
Year ended 7/31,
    1992                                         (.13)              N/A               --            10.87            11.6250
    1991                                         (.05)              N/A               --            10.27            10.6250
    1990                                         (.04)              N/A               --            10.20            10.5000
    1989                                         (.24)              N/A               --            10.37            10.5000
10/7/87 to
    7/31/88                                         --              N/A               --             9.95            10.0000
New York Performance Plus
Year ended 9/30:
    1997                                            --               --               --            16.23            18.7500
    1996                                            --               --               --            16.17            17.2500
    1995                                            --               --               --            16.41            16.6250
    1994                                            --               --               --            15.91            15.8750
    1993                                            --               --               --            17.24            17.8750
11 months ended
    9/30/92                                         --               --               --            15.73            15.7500
Year ended
    10/31/91                                        --               --               --            14.93            15.5000
11/15/89 to
    10/31/90                                        --               --             (.24)           13.44            14.3750
New York Investment Quality
Year ended 9/30:
    1997                                         (.02)             (.01)             --             15.85            18.1250
    1996                                         (.02)             (.01)             --             15.89            16.8750
    1995                                            --               --              --             16.16            16.5000
    1994                                            --               --              --             15.71            15.2500
    1993                                            --               --              --             17.29            17.3750
11 months ended
    9/30/92                                      (.02)             (.01)             --             15.83            16.7500
11/20/90 to
    10/31/91                                        --               --            (.19)            14.98            15.5000

                                                                            Ratios/Supplemental data
                                                                                              Ratio of net
                                  Total                                            Ratio of     investment
                             investment    Total return             Net assets  expenses to      income to    Portfolio
                              return on          on net          end of period      average        average     turnover
                         market value**   asset value**          (in thousands) net assets++  net assets++         rate
New York Value

Year ended 9/30:
    1997                           8.11%          6.87%              $ 154,298          .79%         6.10%          28%
    1996                           8.07           4.85                 151,848          .83          6.16            7
    1995                           5.33           7.24                 124,484          .80          6.38           12
    1994                           (.77)           .78                 122,311          .84          6.16            4
    1993                           7.27          10.28                 127,976          .85          6.16            5
Two months ended
    9/30/92                       (2.29)          (.16)                123,313          .84*         6.20*          --
Year ended 7/31,
    1992                          17.77          14.28                 124,620          .90          6.46            9
    1991                           8.58           8.21                 116,236          .96          6.77           14
    1990                           7.08           5.61                 114,368          .98          6.70           16
    1989                          14.92          14.22                 115,379         1.03          6.75           24
10/7/87 to
    7/31/88                        4.67          11.40                 109,750          .99*         6.54*          47
New York Performance Plus
Year ended 9/30:
    1997                          15.77           7.49                 342,320          .81          5.81            7
    1996                          10.76           5.53                 339,360          .82          5.76            2
    1995                          12.43          10.62                 340,246          .86          5.86           15
    1994                          (5.07)         (1.22)                163,591          .87          5.76            2
    1993                          21.53          17.78                 172,136          .84          5.89            3
11 months ended
    9/30/92                        8.14          12.48                 160,052          .81*         6.25*           1
Year ended
    10/31/91                      15.67          19.71                 153,310          .84          6.53           46
11/15/89 to
    10/31/90                       1.05           1.31                 142,169          .83*         6.54*          69
New York Investment Quality
Year ended 9/30:
    1997                          14.40           6.84                 395,569          .82          5.69            2
    1996                           9.01           5.09                 394,189          .82          5.63            4
    1995                          15.87           9.98                 396,012          .84          5.73            4
    1994                          (6.26)         (2.97)                387,955          .83          5.53            2
    1993                          10.71          16.82                 412,960          .83          5.54            1
11 months ended
    9/30/92                       14.83          12.67                 385,114          .79*         5.89*           5
11/20/90 to
    10/31/91                       8.61          12.47                 368,269          .80*         6.03*           9

See notes on page 64.

Financial Highlights - continued
                                                                                 Dividends from tax-exempt
                                                    Operating performance            net investment income
                              Net asset                           Net realized
                                  value            Net          and unrealized
                              beginning     investment              gain (loss)     To Common    To Preferred
                              of period         income        from investments   Shareholders   Shareholders+
New York Select Quality

Year ended 9/30:
    1997                         $15.78          $1.21                $  .13           $ (.99)      $(.22)
    1996                          15.90           1.22                  (.06)           (1.01)       (.23)
    1995                          15.24           1.23                   .69            (1.01)       (.25)
    1994                          17.03           1.22                 (1.76)           (1.06)       (.18)
    1993                          15.27           1.23                  1.80            (1.08)       (.16)
11 months ended
    9/30/92                       14.39           1.12                   .85             (.88)       (.21)
5/22/91 to
    10/31/91                      14.05            .35                   .42             (.24)       (.03)
New York Quality Income
Year ended 9/30:
    1997                          15.32           1.17                   .39             (.94)       (.24)
    1996                          15.31           1.19                   .04             (.94)       (.25)
    1995                          14.51           1.19                   .84             (.94)       (.27)
    1994                          16.50           1.18                 (1.96)            (.95)       (.24)
    1993                          14.58           1.17                  1.89             (.93)       (.21)
11/20/91 to
    9/30/92                       14.05            .73                   .65             (.59)       (.08)
Insured New York Premium Income
Year ended 9/30:
    1997                          14.26           1.07                   .69              (.82)       (.25)
    1996                          13.92           1.08                   .33              (.80)       (.27)
    1995                          12.74           1.08                  1.20              (.81)       (.29)
    1994                          15.34           1.05                 (2.62)             (.84)       (.19)
12/17/92 to
    9/30/93                       14.05            .60                  1.50              (.47)       (.08)

                                                 Distributions from
                                                    capital gains
                                                                       Organization and
                                                                      offering costs and                          Per common
                                                                         Preferred share         Net asset             share
                                             To Common     To Preferred     underwriting             value      market value
                                          Shareholders     Shareholders+       discounts     end of period     end of period
New York Select Quality

Year ended 9/30:
    1997                                        $(.01)           $--               $ --           $15.90       $16.8125
    1996                                         (.03)          (.01)                --            15.78        16.0000
    1995                                           --             --                 --            15.90        15.7500
    1994                                         (.01)            --                 --            15.24        14.6250
    1993                                         (.02)          (.01)                --            17.03        16.3750
11 months ended
    9/30/92                                        --             --                 --            15.27        15.2500
5/22/91 to
    10/31/91                                       --             --               (.16)           14.39        15.1250
New York Quality Income
Year ended 9/30:
    1997                                         (.03)          (.01)                --            15.66        16.1875
    1996                                         (.02)          (.01)                --            15.32        15.2500
    1995                                         (.02)            --                 --            15.31        14.6250
    1994                                         (.02)            --                 --            14.51        14.0000
    1993                                           --             --                 --            16.50        15.5000
11/20/91 to
    9/30/92                                        --             --               (.18)           14.58        14.6250
Insured New York Premium Income
Year ended 9/30:
    1997                                           --             --                 --            14.95        14.8750
    1996                                           --             --                 --            14.26        13.7500
    1995                                           --             --                 --            13.92        13.1250
    1994                                           --             --                 --            12.74        11.5000
12/17/92 to
    9/30/93                                        --             --               (.26)           15.34        14.7500

                                                                            Ratios/Supplemental data
                                                                                              Ratio of net
                                  Total                                            Ratio of     investment
                             investment    Total return             Net assets  expenses to      income to    Portfolio
                              return on          on net          end of period      average        average     turnover
                         market value**   asset value**          (in thousands) net assets++  net assets++         rate
New York Select Quality

Year ended 9/30:
    1997                         11.77%          7.34%              $513,293          .81%         5.43%            3%
    1996                          8.26           5.86                506,128          .80          5.40             4
    1995                         15.34          11.41                505,340          .82          5.56             5
    1994                         (4.30)         (4.32)               490,530          .83          5.38             2
    1993                         15.12          19.47                530,466          .85          5.43             1
11 months ended
    9/30/92                       6.86          12.60                489,917          .83*         5.68*           15
5/22/91 to
    10/31/91                      2.42           4.14                467,181          .79*         5.22*            2
New York Quality Income
Year ended 9/30:
    1997                         12.90           8.80                539,327          .80          5.17            13
    1996                         10.96           6.45                528,934          .79          5.25             9
    1995                         11.96          12.58                528,027          .81          5.42             4
    1994                         (3.58)         (6.37)               509,344          .82          5.20             5
    1993                         12.76          20.20                555,918          .83          5.15             4
11/20/91 to
    9/30/92                       1.52           8.11                510,658          .79*         5.00*           17
Insured New York Premium Income
Year ended 9/30:
    1997                         14.63          10.93                187,813          .85          4.80            24
    1996                         11.15           8.35                182,176          .86          4.87            21
    1995                         22.11          16.30                179,368          .95          5.05            32
    1994                        (16.98)        (11.85)                86,720          .96          4.80             5
12/17/92 to
    9/30/93                       1.53          12.70                 97,664          .99*         4.14*            3

N/A - Fund is not authorized to issue Preferred shares.

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.

Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

+ The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to preferred shareholders.

Independent Auditor's Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
NUVEEN NEW YORK MUNICIPAL VALUE FUND, INC.
NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.
NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., and Nuveen Insured New York Premium Income Municipal Fund, Inc. as of September 30, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Municipal Value Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., and Nuveen Insured New York Premium Income Municipal Fund, Inc. at September 30, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.



Chicago, Illinois
November 7, 1997

Fund Information

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anthony T. Dean
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413

(800) 257-8787


LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, Illinois

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

(continued from inside front cover)

before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.


FLEXIBILITY
You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photo of: John Nuveen, Sr.

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies whose aim is to provide consistent, attractive performance over time -- with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to help ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or preservation of capital, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 257-8787

www.nuveen.com

FAN-1.9.97